UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ  07078-2789

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100

Date of fiscal year end:  12/31_

Date of reporting period:  3/31/15

Item 1. Schedule of Investments.

Franklin Mutual Beacon Fund

Statement of Investments, March 31, 2015 (unaudited)

	Country	Shares	Value
Common Stocks and Other Equity Interests 84.9%
Aerospace & Defense 1.0%
[a]KLX Inc.	United States	1,082,100	$41,704,134
Auto Components 0.5%
[a,b]International Automotive Components Group Brazil LLC	Brazil	2,846,329	161,318
[a,b,c]International Automotive Components Group North America LLC	United States	22,836,904	20,935,321
			21,096,639
Banks 8.4%
Barclays PLC	United Kingdom	23,519,630	84,629,350
JPMorgan Chase & Co.	United States	1,911,470	115,796,852
Societe Generale SA	France	954,370	46,151,891
Wells Fargo & Co.	United States	2,188,070	119,031,008
			365,609,101
Beverages 1.1%
PepsiCo Inc.	United States	510,803	48,842,983
Chemicals 3.9%
Arkema	France	1,295,470	102,712,058
[a,d,e]Dow Corning Corp., Contingent Distribution	United States	12,598,548	—
Tronox Ltd., A	United States	3,329,577	67,690,300
			170,402,358
Communications Equipment 1.3%
Cisco Systems Inc.	United States	2,094,362	57,647,314
Construction & Engineering 1.2%
Sinopec Engineering Group Co. Ltd.	China	58,345,700	50,649,334
Consumer Finance 1.0%
Capital One Financial Corp.	United States	547,190	43,129,516
Diversified Telecommunication Services 3.6%
[a,d,e]Global Crossing Holdings Ltd., Contingent Distribution	United States	60,632,757	—
Koninklijke KPN NV	Netherlands	33,100,190	112,442,358
TDC AS	Denmark	6,263,530	44,897,595
			157,339,953
Energy Equipment & Services 3.0%
Baker Hughes Inc.	United States	1,429,670	90,898,419
Ensco PLC, A	United States	1,754,530	36,967,947
			127,866,366
Food & Staples Retailing 3.7%
Tesco PLC	United Kingdom	16,371,974	58,728,223
Walgreens Boots Alliance Inc.	United States	1,177,451	99,706,551
			158,434,774
Health Care Equipment & Supplies 4.1%
Medtronic PLC	United States	1,588,385	123,878,146
Stryker Corp.	United States	602,830	55,611,068
			179,489,214
Health Care Providers & Services 0.9%
Cigna Corp.	United States	301,573	39,035,609
Hotels, Restaurants & Leisure 1.0%
[a]Pinnacle Entertainment Inc.	United States	1,138,380	41,084,134
Insurance 5.4%
The Allstate Corp.	United States	793,406	56,466,705
RSA Insurance Group PLC	United Kingdom	12,512,342	78,111,910

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Beacon Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)
White Mountains Insurance Group Ltd.	United States	146,141	100,036,437
			234,615,052
IT Services 2.2%
[f]Polaris Consulting and Services Ltd./India	India	6,103,048	16,213,501
Xerox Corp.	United States	6,013,798	77,277,305
			93,490,806
Media 13.6%
CBS Corp., B	United States	1,178,271	71,438,571
Comcast Corp., Special A	United States	731,577	41,015,865
[a]DIRECTV	United States	996,000	84,759,600
[a]Liberty Global PLC, C	United Kingdom	1,241,640	61,846,088
Reed Elsevier PLC	United Kingdom	2,648,846	45,534,426
RTL Group SA	Germany	249,671	24,064,195
Time Warner Cable Inc.	United States	424,034	63,554,216
Time Warner Inc.	United States	569,092	48,054,128
Tribune Media Co., B	United States	234,472	14,339,135
Tribune Publishing Co.	United States	154,221	2,991,887
Twenty-First Century Fox Inc., B	United States	3,954,737	130,031,753
			587,629,864
Metals & Mining 1.6%
Freeport-McMoRan Inc., B	United States	3,690,989	69,944,241
[a,b,f]PMG LLC	United States	5,455	253,637
			70,197,878
Oil, Gas & Consumable Fuels 1.3%
Apache Corp.	United States	963,850	58,149,070
Personal Products 0.7%
Avon Products Inc.	United States	3,821,101	30,530,597
Pharmaceuticals 8.3%
Eli Lilly & Co.	United States	988,583	71,820,555
Merck & Co. Inc.	United States	2,269,450	130,447,986
Novartis AG, ADR	Switzerland	592,258	58,402,561
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,620,652	100,966,620
			361,637,722
Software 9.0%
CA Inc.	United States	1,564,074	51,004,453
[a]Check Point Software Technologies Ltd.	Israel	681,851	55,891,326
Microsoft Corp.	United States	2,960,353	120,353,151
Open Text Corp.	Canada	839,150	44,382,644
Symantec Corp.	United States	4,968,542	116,089,984
			387,721,558
Technology Hardware, Storage & Peripherals 0.7%
Samsung Electronics Co. Ltd.	South Korea	24,201	31,449,711
Tobacco 5.2%
British American Tobacco PLC	United Kingdom	1,926,205	99,664,606
Lorillard Inc.	United States	1,940,551	126,815,008
			226,479,614
Wireless Telecommunication Services 2.2%
Vodafone Group PLC	United Kingdom	29,547,319	96,611,296

Total Common Stocks and Other Equity Interests (Cost $2,954,374,450)			3,680,844,597
Preferred Stocks 4.2%
Automobiles 2.0%
Porsche Automobil Holding SE, pfd.	Germany	883,330	86,886,338
Technology Hardware, Storage & Peripherals 2.2%
Samsung Electronics Co. Ltd., pfd.	South Korea	95,188	94,769,948
Total Preferred Stocks (Cost $153,566,701)			181,656,286

Franklin Mutual Beacon Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 2.1%
[g]Bluestem Brands Inc., First Lien Term Loan, 8.50%, 11/07/20	United States	6,420,000	6,436,050
[g]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	1,443,420	1,451,178
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	18,873,000	18,802,226
[g]Tranche D Term Loan, 6.928%, 1/30/19	United States	15,813,482	15,078,155
[g]Tranche E Term Loan, 7.678%, 7/30/19	United States	5,080,935	4,911,994
[g]KIK Custom Products Inc., Second Lien Term Loan, 9.50%, 10/29/19	United States	22,739,000	22,802,965
NGPL PipeCo LLC,
[h]secured note, 144A, 7.119%, 12/15/17	United States	8,028,000	7,987,860
[g]Term Loan B, 6.75%, 9/15/17	United States	652,112	625,050
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	14,349,000	4,017,720
Walter Energy Inc.,
[g]B, Term Loan, 7.25%, 4/01/18	United States	9,375,505	5,729,099
[h]first lien, 144A, 9.50%, 10/15/19	United States	5,229,000	3,163,545
[h,i] second lien, 144A, PIK, 11.50%, 4/01/20	United States	4,425,000	429,610
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $95,326,829)			91,435,452
Corporate Notes and Senior Floating Rate Interests in
Reorganization 2.2%
[b,j]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	10,848	—
[g,j]Caesars Entertainment Operating Co. Inc., Senior Tranche, first lien, 3/01/17,
B5B, 6.005%	United States	7,949,777	7,278,975
B6B, 7.005%	United States	33,533,690	30,830,036
B7, 13.00%	United States	10,720,130	9,808,919
[g,j]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.662%, 10/10/17	United States	46,282,735	27,798,568
[h,j]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	28,306,000	17,832,780
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $116,227,269)			93,549,278
		Shares
Companies in Liquidation 0.5%
[a]Adelphia Recovery Trust	United States	48,268,724	139,979
[a,d]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	6,161,087	68,388
[a,b,c,f]CB FIM Coinvestors LLC	United States	15,831,950	—
[a,d,e]Century Communications Corp., Contingent Distribution	United States	16,986,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	19,805,560	—
[a,k]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	163,140,446	23,043,588
[a,d,e]Tribune Media Litigation Trust, Contingent Distribution	United States	496,804	—
Total Companies in Liquidation (Cost $33,588,993)			23,251,955
		Principal Amount*
Municipal Bonds (Cost $11,960,483) 0.2%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	12,808,000	10,534,580

Total Investments before Short Term Investments (Cost $3,365,044,725)			4,081,272,148
Short Term Investments 2.3%
U.S. Government and Agency Securities 2.3%
[l]FHLB, 4/01/15	United States	9,100,000	9,100,000
[l,m]U.S. Treasury Bills, 4/16/15 - 9/17/15	United States	90,100,000	90,084,561
Total U.S. Government and Agency Securities (Cost $99,181,546)			99,184,561
Total Investments (Cost $3,464,226,271) 96.4%			4,180,456,709
Securities Sold Short (1.0)%			(42,275,220)

Other Assets, less Liabilities 4.6%			197,201,432
Net Assets 100.0%			$4,335,382,921

		Shares
Securities Sold Short (Proceeds $45,056,523) (1.0)%
Common Stocks (1.0)%
Diversified Telecommunication Services (1.0)%
AT&T Inc.	United States	1,294,800	$(42,275,220)

Franklin Mutual Beacon Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 5 regarding restricted securities.
c At March 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
d Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
e Security has been deemed illiquid because it may not be able to be sold within seven days.
f See Note 6 regarding holdings of 5% voting securities.
g The coupon rate shown represents the rate at period end.
h Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the aggregate value of these securities was $29,413,795, representing 0.68% of net assets.
i Income may be received in additional securities and/or cash.
j Defaulted security or security for which income has been deemed uncollectible.
k Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
l The security is traded on a discount basis with no stated coupon rate.
m Security or a portion of the security has been pledged as collateral for securities sold short, open futures and forward contracts. At March 31, 2015, the aggregate value of these securities and/or cash pledged as collateral was $69,980,177, representing 1.61% of net assets.

At March 31, 2015, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
				Number of	Notional	Expiration	Unrealized	Unrealized
Description			Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD			Short	914	$122,864,450	6/15/15	$13,836	$-
GBP/USD			Short	1,632	151,337,400	6/15/15	2,475,097	-
Unrealized appreciation (depreciation)							2,488,933	-
Net unrealized appreciation (depreciation)							$2,488,933

At March 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type		Quantity	Amount	Date	Appreciation	Depreciation

Euro	BANT	Buy		488,312	$528,843	4/16/15	$2,259	$(5,881)
Euro	BANT	Sell		4,806,505	6,125,544	4/16/15	955,734	-
Euro	BBU	Sell		300,101	376,612	4/16/15	53,827	-
Euro	BONY	Sell		578,791	725,602	4/16/15	103,063	-
Euro	DBFX	Sell		2,930,119	3,701,974	4/16/15	550,379	-
Euro	FBCO	Sell		9,726,475	12,193,867	4/16/15	1,732,205	-
Euro	HSBC	Buy		1,747,910	1,860,415	4/16/15	19,614	-
Euro	HSBC	Sell		6,441,447	7,988,347	4/16/15	1,060,015	-
Euro	SCBT	Sell		289,395	362,713	4/16/15	51,444	-
Euro	SSBT	Buy		399,967	426,295	4/16/15	3,904	-

Franklin Mutual Beacon Fund
Statement of Investments, March 31, 2015 (unaudited) (continued)
Euro	SSBT	Sell	7,671,536	9,667,125	4/16/15	1,415,727	-
British Pound	BONY	Buy	3,420,181	5,492,137	4/22/15	-	(420,101)
British Pound	HSBC	Sell	32,724,985	52,687,226	4/22/15	4,156,954	-
British Pound	SCBT	Sell	36,469,647	58,752,601	4/22/15	4,669,097	-
Euro	BANT	Sell	18,533,325	23,142,563	5/18/15	3,199,795	-
Euro	BONY	Sell	208,936	254,693	5/18/15	29,868	-
Euro	DBFX	Sell	38,278,515	47,501,685	5/18/15	6,312,123	-
Euro	FBCO	Sell	19,611,334	24,474,067	5/18/15	3,371,309	-
Euro	HSBC	Sell	642,361	782,868	5/18/15	91,656	-
Euro	SSBT	Sell	583,902	723,968	5/18/15	95,661	-
British Pound	BANT	Buy	6,022,743	9,162,587	5/21/15	-	(232,822)
British Pound	BANT	Sell	24,066,417	37,663,943	5/21/15	1,981,288	-
British Pound	BBU	Buy	1,063,077	1,588,918	5/21/15	-	(12,722)
British Pound	FBCO	Buy	4,010,710	5,995,321	5/21/15	-	(48,745)
British Pound	FBCO	Sell	17,336,132	27,110,243	5/21/15	1,406,408	-
British Pound	HSBC	Buy	3,012,572	4,674,654	5/21/15	-	(207,991)
British Pound	SSBT	Sell	31,767,671	49,684,637	5/21/15	2,583,532	-
Norwegian Krone	BANT	Buy	53,337,096	7,356,380	5/21/15	-	(740,852)
Norwegian Krone	BONY	Buy	904,657	125,451	5/21/15	-	(13,244)
Norwegian Krone	DBFX	Buy	72,990,445	9,901,309	5/21/15	-	(848,130)
Norwegian Krone	DBFX	Sell	128,042,438	18,728,417	5/21/15	2,847,007	-
Norwegian Krone	FBCO	Buy	810,240	108,155	5/21/15	-	(7,659)
Euro	BANT	Sell	15,879,896	18,040,819	7/20/15	936,632	-
Euro	BBU	Sell	609,157	685,001	7/20/15	28,880	-
Euro	BONY	Sell	221,862	257,699	7/20/15	18,733	-
Euro	DBFX	Sell	36,332,977	42,018,348	7/20/15	2,884,212	-
Euro	FBCO	Sell	4,429,463	5,069,643	7/20/15	298,682	-
Euro	HSBC	Sell	4,378,429	5,010,865	7/20/15	294,873	-
Euro	SSBT	Sell	36,576,730	42,296,577	7/20/15	2,899,895	-
British Pound	BANT	Sell	17,290,069	26,136,537	7/21/15	510,837	-
British Pound	DBFX	Sell	1,592,065	2,445,682	7/21/15	86,075	-
British Pound	HSBC	Sell	26,607,685	40,287,202	7/21/15	851,815	-
South Korean Won	BANT	Buy	1,710,841,800	1,542,272	8/12/15	-	(5,394)
South Korean Won	BANT	Sell	42,071,002,527	37,897,137	8/12/15	135,831	(31,780)
South Korean Won	FBCO	Sell	48,012,399,739	43,251,611	8/12/15	135,537	(14,269)
South Korean Won	HSBC	Sell	50,139,099,684	45,041,147	8/12/15	75,566	(75,211)
British Pound	BANT	Buy	61,963,000	95,634,314	8/19/15	-	(3,812,907)
British Pound	BANT	Sell	36,978,099	56,587,585	8/19/15	1,790,673	-
British Pound	FBCO	Sell	26,559,071	40,646,313	8/19/15	1,289,095	-
British Pound	HSBC	Sell	25,884,670	39,603,545	8/19/15	1,245,705	-
British Pound	SSBT	Buy	283,000	436,341	8/19/15	-	(16,970)
British Pound	SSBT	Sell	3,096,874	4,766,434	8/19/15	177,255	-
Euro	BANT	Sell	44,237,388	49,257,417	8/31/15	1,602,031	(27,101)
Euro	DBFX	Sell	2,749,127	2,987,531	8/31/15	36,570	(12,261)
Euro	FBCO	Sell	3,272,297	3,627,913	8/31/15	108,408	(7,630)
Euro	HSBC	Sell	11,213,768	12,300,639	8/31/15	250,369	(36,800)
Euro	SSBT	Sell	1,442,112	1,533,811	8/31/15	866	(21,474)
Unrealized appreciation (depreciation)						52,351,409	(6,599,944)
Net unrealized appreciation (depreciation)						$45,751,465

Franklin Mutual Beacon Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)

a May be comprised of multiple contracts using the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	-	Bank of America N.A.
BBU	-	Barclays Bank PLC
BONY	-	Bank of New York Mellon
DBFX	-	Deutsche Bank AG
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SCBT	-	Standard Chartered Bank
SSBT	-	State Street Bank and Trust Co., N.A.

Currency

EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
PIK	-	Payment-In-Kind

Franklin Mutual European Fund
Statement of Investments, March 31, 2015 (unaudited)

	Country	Shares	Value
Common Stocks 78.8%
Airlines 1.4%
[a]International Consolidated Airlines Group SA	United Kingdom	4,699,752	$42,033,154
Auto Components 1.5%
Cie Generale des Etablissements Michelin, B	France	388,660	38,705,935
Pirelli & C. SpA	Italy	444,043	7,382,175
			46,088,110
Banks 11.4%
Barclays PLC	United Kingdom	10,532,922	37,900,016
BNP Paribas SA	France	1,054,700	64,160,089
[a]Commerzbank AG	Germany	3,349,667	46,286,527
Danske Bank AS	Denmark	382,560	10,104,392
[a]ING Groep NV, IDR	Netherlands	3,294,487	48,340,504
[a]National Bank of Greece SA	Greece	11,548,908	13,661,030
Societe Generale SA	France	1,266,720	61,256,665
UniCredit SpA	Italy	8,790,323	59,835,425
			341,544,648
Capital Markets 1.6%
UBS Group AG	Switzerland	2,591,199	48,853,314
Chemicals 2.0%
Arkema	France	775,375	61,476,037
Commercial Services & Supplies 1.2%
G4S PLC	United Kingdom	8,083,768	35,465,961
Construction & Engineering 2.2%
Balfour Beatty PLC	United Kingdom	5,002,700	17,815,431
FLSmidth & Co. AS	Denmark	1,067,257	48,082,598
			65,898,029
Containers & Packaging 1.5%
Rexam PLC	United Kingdom	5,214,150	44,777,702
Diversified Financial Services 0.1%
Oslo Bors VPS Holding ASA	Norway	340,000	4,012,273
Diversified Telecommunication Services 6.5%
[a]Hellenic Telecommunications Organization SA	Greece	3,376,359	29,953,833
Koninklijke KPN NV	Netherlands	17,801,355	60,471,748
[a,b]Sunrise Communications Group AG, 144A	Switzerland	504,809	43,742,840
TDC AS	Denmark	4,091,585	29,328,881
Telenor ASA	Norway	1,503,222	30,418,104
			193,915,406
Electric Utilities 2.0%
Enel SpA	Italy	13,196,823	59,773,349
Energy Equipment & Services 0.5%
[a]DeepOcean Group Holding BV	Netherlands	915,467	13,732,005
Food & Staples Retailing 2.1%
Metro AG	Germany	1,855,566	63,044,122
Hotels, Restaurants & Leisure 2.4%
Accor SA	France	1,399,341	73,102,277
Industrial Conglomerates 1.2%
Koninklijke Philips NV	Netherlands	1,261,616	35,850,236
Insurance 13.3%
Ageas	Belgium	1,511,159	54,283,954

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual European Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)
Assicurazioni Generali SpA	Italy	3,003,134	59,130,682
Direct Line Insurance Group PLC	United Kingdom	14,974,086	70,848,511
Lancashire Holdings Ltd.	United Kingdom	4,054,955	37,589,433
[a]NN Group NV	Netherlands	1,172,227	33,253,422
[a,b]NN Group NV, 144A	Netherlands	978,052	27,745,118
RSA Insurance Group PLC	United Kingdom	8,334,639	52,031,391
[a]Storebrand ASA	Norway	4,727,765	17,230,740
UNIQA Insurance Group AG	Austria	5,026,699	45,519,385
			397,632,636
Machinery 2.4%
CNH Industrial NV (EUR Traded)	United Kingdom	1,741,006	14,266,094
CNH Industrial NV, special voting (EUR Traded)	United Kingdom	833,461	6,829,518
IMI PLC	United Kingdom	1,675,692	31,688,677
Vossloh AG	Germany	293,290	18,002,427
			70,786,716
Marine 2.6%
A.P. Moeller-Maersk AS, B	Denmark	37,880	79,277,318
Media 4.1%
[a]Liberty Global PLC, C	United Kingdom	1,013,606	50,487,715
Reed Elsevier PLC	United Kingdom	2,943,932	50,607,040
RTL Group SA	Germany	113,989	10,986,672
Societe Television Francaise 1	France	644,533	11,436,126
			123,517,553
Metals & Mining 4.0%
Anglo American PLC	United Kingdom	641,078	9,622,570
ThyssenKrupp AG	Germany	2,242,655	58,928,400
Voestalpine AG	Austria	1,372,939	50,337,515
			118,888,485
Oil, Gas & Consumable Fuels 5.4%
BG Group PLC	United Kingdom	2,311,593	28,422,719
BP PLC	United Kingdom	7,064,761	45,759,407
[a]Cairn Energy PLC	United Kingdom	12,858,240	29,961,078
Repsol SA	Spain	1,178,700	21,972,373
Royal Dutch Shell PLC, A	United Kingdom	1,155,984	34,601,337
			160,716,914
Pharmaceuticals 1.9%
Novartis AG	Switzerland	587,704	58,153,483
Road & Rail 0.7%
[a,c,d] Euro Wagon LP	Jersey Islands	16,127,149	20,410,257
Specialty Retail 3.2%
[a]Dufry AG	Switzerland	212,460	31,550,868
Kingfisher PLC	United Kingdom	11,603,554	65,502,750
			97,053,618
Technology Hardware, Storage & Peripherals 0.6%
Wincor Nixdorf AG	Germany	370,405	17,422,299
Trading Companies & Distributors 1.0%
[a]Kloeckner & Co. SE	Germany	3,062,430	29,411,427
Wireless Telecommunication Services 2.0%
Vodafone Group PLC	United Kingdom	17,979,728	58,788,576

Total Common Stocks (Cost $2,274,144,760)			2,361,625,905
Preferred Stocks (Cost $73,650,331) 2.6%
Automobiles 2.6%
Volkswagen AG, pfd.	Germany	289,137	77,062,382

Franklin Mutual European Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)

Total Investments before Short Term Investments (Cost $2,347,795,091)			2,438,688,287
Short Term Investments 10.0%
		Principal Amount
U.S. Government and Agency Securities 10.0%
[e]FHLB, 4/01/15	United States	$15,700,000	15,700,000
[e]U.S. Treasury Bills,
4/23/15	United States	35,000,000	34,999,720
8/27/15	United States	58,000,000	57,982,716
[f] 4/02/15 - 9/17/15	United States	191,000,000	190,971,213
Total U.S. Government and Agency Securities (Cost $299,645,832)			299,653,649
Total Investments (Cost $2,647,440,923) 91.4%			2,738,341,936
Securities Sold Short (0.6)%			(16,832,594)
Other Assets, less Liabilities 9.2%			276,123,410
Net Assets 100.0%			$2,997,632,752
		Shares
Securities Sold Short (Proceeds $17,234,210) (0.6)%
Common Stocks (0.6)%
Containers & Packaging (0.6)%
Ball Corp.	United States	238,287	$(16,832,594)

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the aggregate value of these securities was $71,487,958, representing 2.38% of net assets.
c See Note 5 regarding restricted securities.
d See Note 6 regarding holdings of 5% voting securities.
e The security is traded on a discount basis with no stated coupon rate.
f Security or a portion of the security has been pledged as collateral for securities sold short and open futures contracts. At March 31, 2015, the value of this security and/or cash pledged as collateral was $38,379,132, representing 1.28% of net assets.

At March 31, 2015, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type
		Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD	Short	74	$9,541,375	6/15/15	$-	$(152,982)
EUR/USD	Short	2,861	384,589,925	6/15/15	-	(49,397)
GBP/USD	Short	1,922	178,229,463	6/15/15	2,915,098	-
Unrealized appreciation (depreciation)					2,915,098	(202,379)
Net unrealized appreciation (depreciation)					$2,712,719

Franklin Mutual European Fund
Statement of Investments, March 31, 2015 (unaudited) (continued)

At March 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Euro	BANT	Sell	19,946,029	$25,327,168	4/16/15	$3,873,496	$-
Euro	BBU	Sell	12,343,122	15,602,265	4/16/15	2,326,174	-
Euro	BONY	Sell	12,579,679	15,835,797	4/16/15	2,305,268	-
Euro	FBCO	Sell	27,729,179	34,714,865	4/16/15	4,889,743	-
Euro	DBFX	Sell	92,459,431	117,280,904	4/16/15	17,832,816	-
Euro	HSBC	Sell	9,093,565	11,441,988	4/16/15	1,661,075	-
Euro	SCBT	Sell	3,763,612	4,717,123	4/16/15	669,034	-
Euro	SSBT	Sell	16,570,627	20,652,132	4/16/15	2,828,995	-
British Pound	FBCO	Buy	1,912,261	3,049,687	4/22/15	-	(213,856)
British Pound	DBFX	Buy	591,443	945,449	4/22/15	-	(68,355)
British Pound	HSBC	Sell	33,560,706	54,032,737	4/22/15	4,263,114	-
British Pound	SCBT	Sell	37,400,997	60,253,007	4/22/15	4,788,335	-
Euro	BANT	Sell	82,261,005	102,561,437	5/18/15	14,044,557	-
Euro	BBU	Sell	1,515,498	1,786,287	5/18/15	155,537	-
Euro	BONY	Sell	820,662	1,000,387	5/18/15	117,314	-
Euro	FBCO	Sell	32,843,073	41,015,891	5/18/15	5,675,132	-
Euro	DBFX	Sell	38,604,995	48,110,619	5/18/15	6,569,749	-
Euro	HSBC	Sell	557,016	678,855	5/18/15	79,478	-
Euro	SSBT	Sell	9,762,300	12,233,281	5/18/15	1,728,567	-
British Pound	BANT	Buy	2,428,601	3,713,457	5/21/15	-	(112,633)
British Pound	BANT	Sell	29,118,156	45,569,914	5/21/15	2,397,176	-
British Pound	BBU	Buy	5,939,266	8,931,595	5/21/15	-	(125,598)
British Pound	BONY	Buy	1,154,801	1,740,244	5/21/15	-	(28,051)
British Pound	FBCO	Buy	12,599,079	19,126,464	5/21/15	-	(446,134)
British Pound	FBCO	Sell	20,975,128	32,800,905	5/21/15	1,701,625	-
British Pound	HSBC	Buy	3,537,370	5,422,687	5/21/15	-	(177,920)
British Pound	SSBT	Buy	2,075,976	3,076,007	5/21/15	9,380	(7,392)
British Pound	SSBT	Sell	38,435,967	60,113,852	5/21/15	3,125,837	-
Norwegian Krone	BANT	Buy	67,451,892	9,051,662	5/21/15	-	(685,442)
Norwegian Krone	BANT	Sell	10,985,225	1,482,426	5/21/15	119,903	-
Norwegian Krone	BBU	Buy	8,848,555	1,183,041	5/21/15	-	(85,534)
Norwegian Krone	BONY	Buy	20,455,858	2,727,420	5/21/15	-	(190,231)
Norwegian Krone	BONY	Sell	6,175,000	765,937	5/21/15	11,450	(11,413)
Norwegian Krone	FBCO	Buy	4,807,000	633,071	5/21/15	-	(36,847)
Norwegian Krone	FBCO	Sell	9,200,000	1,120,343	5/21/15	-	(20,755)
Norwegian Krone	DBFX	Buy	17,446,948	2,322,173	5/21/15	-	(158,187)
Norwegian Krone	DBFX	Sell	518,782,594	75,880,908	5/21/15	11,535,062	-
Norwegian Krone	HSBC	Buy	11,580,000	1,486,063	5/21/15	-	(49,768)
Norwegian Krone	SSBT	Buy	11,508,808	1,501,801	5/21/15	-	(74,336)
Norwegian Krone	SSBT	Sell	9,725,650	1,232,925	5/21/15	26,629	-
Euro	BANT	Sell	22,144,965	25,304,304	7/20/15	1,452,031	-
Euro	BBU	Sell	2,104,347	2,371,141	7/20/15	104,555	-
Euro	BONY	Sell	7,391,258	8,362,864	7/20/15	401,764	-
Euro	FBCO	Sell	16,776,788	19,204,671	7/20/15	1,134,445	-

Franklin Mutual European Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)

Euro		DBFX	Sell	88,478,279	102,456,463	7/20/15	7,156,785	-
Euro		HSBC	Sell	18,396,534	21,098,638	7/20/15	1,283,788	-
Euro		SSBT	Sell	87,732,209	101,659,411	7/20/15	7,163,323	-
British Pound		BANT	Sell	22,922,437	34,752,226	7/21/15	778,764	-
British Pound		BBU	Sell	3,588,163	5,508,153	7/21/15	190,118	-
British Pound		DBFX	Sell	3,588,164	5,512,030	7/21/15	193,994	-
British Pound		HSBC	Sell	33,495,794	50,712,632	7/21/15	1,068,344	-
Swiss Franc		BANT	Sell	21,523,972	23,528,610	8/12/15	1,248,296	-
Swiss Franc		BONY	Sell	2,601,180	2,719,628	8/12/15	27,044	-
Swiss Franc		FBCO	Sell	4,674,269	5,033,780	8/12/15	195,259	-
Swiss Franc		DBFX	Sell	4,243,796	4,397,971	8/12/15	20,475	(15,426)
Swiss Franc		SSBT	Sell	11,511,922	12,210,097	8/12/15	364,735	(71,083)
British Pound		BANT	Buy	4,917,989	7,498,168	8/19/15	10,925	(221,249)
British Pound		BANT	Sell	43,622,552	66,590,079	8/19/15	1,946,919	-
British Pound		BBU	Buy	15,540,400	23,843,511	8/19/15	-	(814,585)
British Pound		BONY	Buy	2,238,974	3,339,184	8/19/15	-	(21,304)
British Pound		FBCO	Buy	2,378,078	3,661,048	8/19/15	-	(137,035)
British Pound		FBCO	Sell	24,406,056	37,352,136	8/19/15	1,185,417	-
British Pound		DBFX	Buy	3,560,155	5,453,870	8/19/15	-	(178,166)
British Pound		DBFX	Sell	165,563	255,132	8/19/15	9,789	-
British Pound		HSBC	Sell	23,728,743	36,304,977	8/19/15	1,141,951	-
British Pound		SSBT	Buy	3,936,385	6,038,308	8/19/15	-	(205,078)
British Pound		SSBT	Sell	6,899,420	10,613,969	8/19/15	389,893	-
Euro		BANT	Sell	97,508,402	108,892,284	8/31/15	3,875,899	(85,732)
Euro		FBCO	Sell	58,737,692	66,146,828	8/31/15	2,896,592	(61,804)
Euro		DBFX	Sell	14,503,445	15,596,526	8/31/15	100,853	(137,265)
Euro		HSBC	Sell	53,146,542	57,276,032	8/31/15	422,055	(431,487)
Euro		SSBT	Sell	49,312,605	52,931,937	8/31/15	222,953	(443,967)
Unrealized appreciation (depreciation)							127,722,412	(5,316,633)
Net unrealized appreciation (depreciation)							$122,405,779

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

BANT	Bank of America N.A.
BBU	Barclays Bank PLC
BONY	Bank of New York Mellon
DBFX	Deutsche Bank AG
FBCO	Credit Suisse Group AG
HSBC	HSBC Bank USA, N.A.
SCBT	Standard Chartered Bank
SSBT	State Street Bank and Trust Co., N.A.

Currency

CHF	Swiss Franc
EUR	Euro
GBP	British Pound

Franklin Mutual European Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)

USD United States Dollar
Selected Portfolio

FHLB IDR	Federal Home Loan Bank International Depositary Receipt

Franklin Mutual Financial Services Fund

Statement of Investments, March 31, 2015 (unaudited)

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 87.3%
Banks 34.3%
[a,b]AB&T Financial Corp.	United States	226,100	$79,135
Bank of China Ltd., H	China	8,288,000	4,778,671
Barclays PLC	United Kingdom	1,522,675	5,478,955
BB&T Corp.	United States	121,490	4,736,895
BNP Paribas SA	France	71,270	4,335,536
[a]Capital Bank Financial Corp., A	United States	42,649	1,177,539
[a,c]Capital Bank Financial Corp., B, 144A, non-voting	United States	153,021	4,224,910
CIT Group Inc.	United States	265,510	11,979,811
Citigroup Inc.	United States	83,399	4,296,717
Citizens Financial Group Inc.	United States	285,318	6,884,723
Columbia Banking System Inc.	United States	259,504	7,517,831
[a]Commerzbank AG	Germany	351,270	4,853,936
Danske Bank AS	Denmark	29,744	785,615
[a]FCB Financial Holdings Inc., A	United States	286,469	7,840,657
Guaranty Bancorp	United States	266,761	4,524,267
Hana Financial Group Inc.	South Korea	225,889	5,856,691
HSBC Holdings PLC	United Kingdom	561,180	4,777,644
Industrial and Commercial Bank of China Ltd., H	China	11,794,999	8,687,280
[a]ING Groep NV, IDR	Netherlands	352,339	5,169,923
JPMorgan Chase & Co.	United States	108,420	6,568,084
KB Financial Group Inc.	South Korea	162,667	5,765,160
[a]National Bank of Greece SA	Greece	1,114,960	1,318,869
[a]Piraeus Bank SA	Greece	1,585,640	612,137
PNC Financial Services Group Inc.	United States	78,520	7,321,205
[a]Seacoast Banking Corp. of Florida	United States	227,309	3,243,699
Southern National Bancorp of Virginia Inc.	United States	547,560	6,641,903
State Bank Financial Corp.	United States	230,060	4,831,260
SunTrust Banks Inc.	United States	209,110	8,592,330
UniCredit SpA	Italy	625,394	4,257,035
Wells Fargo & Co.	United States	186,280	10,133,632
			157,272,050
Capital Markets 4.9%
Credit Suisse Group AG	Switzerland	133,892	3,607,381
Sun Hung Kai & Co. Ltd.	Hong Kong	9,733,704	8,675,730
UBS Group AG	Switzerland	558,600	10,531,596
			22,814,707
Consumer Finance 0.6%
[a,c]Hoist Finance AB, 144A	Sweden	342,859	2,637,637

Diversified Financial Services 3.6%
First Pacific Co. Ltd.	Hong Kong	5,752,902	5,750,935
Oslo Bors VPS Holding ASA	Norway	911,000	10,750,531
			16,501,466
Insurance 39.2%
ACE Ltd.	United States	55,070	6,139,754
Ageas	Belgium	256,999	9,231,935
[a]Alleghany Corp.	United States	12,747	6,207,789
The Allstate Corp.	United States	113,416	8,071,817
American International Group Inc.	United States	239,798	13,138,533
Argo Group International Holdings Ltd.	United States	138,921	6,966,888
Assicurazioni Generali SpA	Italy	291,214	5,733,904
AvivaSA Emeklilik ve Hayat AS	Turkey	178,443	3,035,983
Catlin Group Ltd.	United Kingdom	665,558	7,003,869
China Pacific Insurance (Group) Co. Ltd., H	China	1,108,740	5,255,776
CNO Financial Group Inc.	United States	236,780	4,077,352
Direct Line Insurance Group PLC	United Kingdom	2,361,659	11,173,972
[a]Enstar Group Ltd.	United States	34,879	4,947,935
Korean Reinsurance Co.	South Korea	581,570	5,349,603

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Financial Services Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)
Lancashire Holdings Ltd.	United Kingdom	503,377	4,666,305
Maiden Holdings Ltd.	United States	496,740	7,366,654
MetLife Inc.	United States	177,140	8,954,427
[a]NN Group NV	Netherlands	261,545	7,419,439
[a,c]NN Group NV, 144A	Netherlands	139,582	3,959,625
PartnerRe Ltd.	United States	31,634	3,616,715
PICC Property and Casualty Co. Ltd., H	China	3,937,174	7,770,087
RSA Insurance Group PLC	United Kingdom	1,491,701	9,312,374
State National Cos. Inc.	United States	240,756	2,395,522
[c]State National Cos. Inc.144A	United States	350,000	3,482,500
[a]Storebrand ASA	Norway	1,200,174	4,374,136
UNIQA Insurance Group AG	Austria	564,365	5,110,620
White Mountains Insurance Group Ltd.	United States	12,068	8,260,787
Xl Group PLC	Ireland	183,627	6,757,474
			179,781,775
Real Estate Investment Trusts (REITs) 0.9%
Hibernia REIT PLC	Ireland	3,262,857	4,104,142

Real Estate Management & Development 2.7%
Dalian Wanda Commercial Properties Co. Ltd., H	China	887,600	5,495,515
[a]Dolphin Capital Investors Ltd.	Greece	3,979,650	1,394,493
Takara Leben Co. Ltd.	Japan	1,006,200	5,402,191
			12,292,199
Thrifts & Mortgage Finance 1.1%
Cape Bancorp Inc.	United States	264,663	2,530,178
Genworth Mortgage Insurance Australia Ltd.	Australia	997,518	2,508,030
			5,038,208
Total Common Stocks and Other Equity Interests (Cost $353,969,465)			400,442,184
Convertible Preferred Stocks (Cost $122,400) 0.1%
Banks 0.1%
Columbia Banking System Inc., cvt. pfd., B	United States	1,224	413,313

Preferred Stocks 1.3%
Diversified Financial Services 1.3%
[a,d]Hightower Holding LLC, pfd., A	United States	3,000,000	3,577,017
[a,d]Hightower Holding LLC, pfd., A, Series 2	United States	968,000	2,520,079
Total Preferred Stocks (Cost $4,782,324)			6,097,096
Companies in Liquidation 0.2%
[a,d]FIM Coinvestor Holdings I, LLC	United States	4,357,178	—
[a,e]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	7,766,103	1,096,962
Total Companies in Liquidation (Cost $1,386,954)			1,096,962
Total Investments before Short Term Investments (Cost $360,261,143)			408,049,555
Short Term Investments 6.6%
		Principal Amount
U.S. Government and Agency Securities 6.6%
[f]FHLB, 4/01/15	United States	200,000	200,000
[f]U.S. Treasury Bills,
7/09/15	United States	5,000,000	4,999,865
7/16/15	United States	5,000,000	4,999,560
7/30/15	United States	5,000,000	4,999,375

Franklin Mutual Financial Services Fund
Statement of Investments, March 31, 2015 (unaudited) (continued)
4/02/15 - 8/27/15	United States	14,800,000	14,798,210
Total U.S. Government and Agency Securities (Cost $29,994,613)			29,997,010
Total Investments (Cost $390,255,756) 95.5%			438,046,565
Other Assets, less Liabilities 4.5%			20,715,817
Net Assets 100.0%			$458,762,382

a Non-income producing.
b See Note 6 regarding holdings of 5% voting securities.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the aggregate value of these securities was $14,304,672 representing 3.12% of net assets.
d See Note 5 regarding restricted securities.
e Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
f The security is traded on a discount basis with no stated coupon rate.

At March 31, 2015, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of		Notional Expiration		Unrealized	Unrealized
Description			Type Contracts		Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD			Short	1	$128,938	6/15/15	$-	$(3,425)
EUR/USD			Short	97	13,039,225	6/15/15	-	(1,030)
GBP/USD			Short	112	10,385,900	6/15/15	169,719	-
Unrealized appreciation (depreciation)							169,719	(4,455)
Net unrealized appreciation (depreciation)							$165,264

At March 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity		Amount	Date	Appreciation	Depreciation
Euro	BANT	Sell	1,025,529		$1,285,985	4/16/15	$182,941	$-
Euro	BBU	Sell	15,774		20,005	4/16/15	3,039	-
Euro	DBFX	Sell	2,638,881		3,353,868	4/16/15	515,524	-
Euro	FBCO	Sell	265,592		330,071	4/16/15	44,405	-
Euro	HSBC	Sell	391,564		491,050	4/16/15	69,888	-
Euro	SSBT	Sell	411,933		520,734	4/16/15	77,664	-
British Pound	HSBC	Sell	3,283,245		5,286,024	4/22/15	417,061	-
British Pound	SCBT	Sell	3,658,941		5,894,554	4/22/15	468,443	-
British Pound	SSBT	Buy	1,007,000		1,574,912	4/22/15	-	(81,558)
Japanese Yen	BONY	Sell	634,021,372		5,858,282	4/22/15	575,413	(4,703)
Japanese Yen	DBFX	Buy	174,712,283		1,481,254	4/22/15	-	(24,199)
Japanese Yen	DBFX	Sell	33,919,430		313,854	4/22/15	30,975	-
Japanese Yen	FBCO	Buy	12,720,195		107,445	4/22/15	-	(1,361)
Japanese Yen	FBCO	Sell	84,817,061		739,803	4/22/15	32,451	-

Franklin Mutual Financial Services Fund
Statement of Investments, March 31, 2015 (unaudited) (continued)

Japanese Yen	HSBC	Buy	147,408,249	1,252,497	4/22/15	10	(23,160)
Japanese Yen	HSBC	Sell	230,075,664	1,961,723	4/22/15	45,753	(2,801)
Australian Dollar	HSBC	Buy	119,700	90,789	4/23/15	282	-
Australian Dollar	HSBC	Sell	3,404,190	2,642,545	4/23/15	52,532	-
Euro	BANT	Sell	9,101,771	11,359,464	5/18/15	1,565,512	-
Euro	BBU	Buy	1,076,379	1,251,527	5/18/15	-	(93,291)
Euro	DBFX	Sell	5,286,085	6,601,935	5/18/15	913,847	-
Euro	FBCO	Buy	533,900	630,723	5/18/15	-	(56,220)
Euro	FBCO	Sell	5,077,947	6,340,995	5/18/15	876,874	-
Euro	HSBC	Buy	327,631	379,429	5/18/15	-	(26,882)
Euro	SSBT	Buy	53,000	59,967	5/18/15	-	(2,937)
Euro	SSBT	Sell	105,564	130,249	5/18/15	16,657	-
British Pound	BANT	Buy	163,473	251,392	5/21/15	-	(9,015)
British Pound	BANT	Sell	1,031,462	1,614,238	5/21/15	84,916	-
British Pound	BBU	Buy	8,529	12,930	5/21/15	-	(285)
British Pound	FBCO	Buy	414,544	629,890	5/21/15	-	(15,257)
British Pound	FBCO	Sell	743,008	1,161,916	5/21/15	60,277	-
British Pound	HSBC	Buy	176,407	275,737	5/21/15	-	(14,183)
British Pound	SSBT	Buy	49,936	74,397	5/21/15	-	(358)
British Pound	SSBT	Sell	1,361,529	2,129,431	5/21/15	110,727	-
Norw egian Krone	BANT	Buy	3,648,329	507,604	5/21/15	-	(55,093)
Norw egian Krone	BONY	Buy	801,877	100,591	5/21/15	-	(1,132)
Norw egian Krone	BONY	Sell	9,619,151	1,264,064	5/21/15	70,978	-
Norw egian Krone	DBFX	Buy	5,527,408	748,579	5/21/15	-	(63,001)
Norw egian Krone	DBFX	Sell	111,636,515	16,328,767	5/21/15	2,482,223	-
Norw egian Krone	FBCO	Sell	6,969,471	895,541	5/21/15	36,176	(5,076)
Norw egian Krone	SSBT	Sell	2,883,900	365,513	5/21/15	7,816	-
Euro	BANT	Sell	927,609	1,089,884	7/20/15	90,759	-
Euro	BBU	Sell	146,367	169,753	7/20/15	12,101	-
Euro	BONY	Sell	21,705	25,211	7/20/15	1,833	-
Euro	DBFX	Sell	3,387,894	3,929,520	7/20/15	280,430	-
Euro	FBCO	Sell	204,774	232,597	7/20/15	12,036	-
Euro	HSBC	Sell	224,542	255,464	7/20/15	13,611	-
Euro	SSBT	Sell	6,054,538	7,073,160	7/20/15	551,836	-
British Pound	BANT	Sell	2,276,209	3,440,717	7/21/15	67,136	-
British Pound	HSBC	Sell	2,127,861	3,221,582	7/21/15	67,868	-
South Korean Won	BANT	Sell	5,648,596,357	5,089,190	8/12/15	14,961	-
South Korean Won	FBCO	Buy	295,363,140	260,369	8/12/15	4,960	-
South Korean Won	FBCO	Sell	5,708,044,486	5,137,110	8/12/15	11,203	(1,725)
South Korean Won	HSBC	Sell	7,552,685,547	6,800,994	8/12/15	16,986	(697)

Franklin Mutual Financial Services Fund
Statement of Investments, March 31, 2015 (unaudited) (continued)
Sw iss Franc	BANT	Buy	206,830	213,997	8/12/15	101	-
Sw iss Franc	DBFX	Buy	174,200	189,873	8/12/15	-	(9,552)
Sw iss Franc	DBFX	Sell	59,942	64,035	8/12/15	1,987	-
Sw iss Franc	FBCO	Sell	111,989	120,860	8/12/15	4,936	-
Sw iss Franc	SSBT	Sell	4,188,465	4,538,501	8/12/15	209,418	(6,563)
British Pound	BANT	Buy	253,000	371,745	8/19/15	3,169	-
British Pound	BANT	Sell	1,800,775	2,755,726	8/19/15	87,203	-
British Pound	BBU	Sell	143,615	221,810	8/19/15	8,990	-
British Pound	DBFX	Buy	15,680	23,282	8/19/15	-	(47)
British Pound	DBFX	Sell	2,041,588	3,143,032	8/19/15	117,653	-
British Pound	FBCO	Sell	1,305,643	1,998,342	8/19/15	63,542	-
British Pound	HSBC	Sell	1,260,541	1,928,628	8/19/15	60,664	-
British Pound	SSBT	Sell	898,662	1,384,973	8/19/15	53,268	-
Euro	BANT	Sell	3,730,799	4,230,736	8/31/15	211,960	(2,568)
Euro	DBFX	Sell	275,475	297,727	8/31/15	2,307	(1,509)
Euro	FBCO	Sell	1,580,383	1,785,837	8/31/15	84,030	(1,652)
Euro	HSBC	Sell	395,496	424,310	8/31/15	1,679	(3,665)
Euro	SSBT	Sell	444,398	477,175	8/31/15	613	(2,443)
Sw edish Krona	BONY	Sell	1,457,150	170,395	9/28/15	615	-
Sw edish Krona	DBFX	Sell	20,692,369	2,417,916	9/28/15	7,050	(122)
Unrealized appreciation (depreciation)						10,807,289	(511,055)
Net unrealized appreciation (depreciation)						$10,296,234

[a]May be comprised of multiple contracts w ith the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

BANT	Bank of America N.A.
BBU	Barclays Bank PLC
BONY	Bank of New York Mellon
DBFX	Deutsche Bank AG
FBCO	Credit Suisse Group AG
HSBC	HSBC Bank USA, N.A.
SCBT	Standard Chartered Bank
SSBT	State Street Bank and Trust Co., N.A.

Currency

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar

Selected Portfolio

FHLB	Federal Home Loan Bank
IDR	International Depositary Receipt

Franklin Mutual Global Discovery Fund

Statement of Investments, March 31, 2015 (unaudited)

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 83.8%
Aerospace & Defense 0.7%
B/E Aerospace Inc.	United States	2,140,150	$136,156,343
[a]KLX Inc.	United States	1,070,075	41,240,690
			177,397,033
Auto Components 0.6%
Cie Generale des Etablissements Michelin, B	France	1,343,160	133,762,836
[a,b]International Automotive Components Group Brazil LLC	Brazil	3,819,425	216,470
[a,b,c,d] International Automotive Components Group North America LLC	United States	35,491,081	32,535,810
			166,515,116
Automobiles 1.3%
General Motors Co.	United States	6,291,420	235,928,250
Hyundai Motor Co.	South Korea	699,956	106,362,861
			342,291,111
Banks 14.3%
Barclays PLC	United Kingdom	70,083,673	252,178,103
BNP Paribas SA	France	3,905,802	237,599,891
[a]Capital Bank Financial Corp., A	United States	866,477	23,923,430
[a,e]Capital Bank Financial Corp., B, 144A, non-voting	United States	2,980,444	82,290,059
CIT Group Inc.	United States	3,956,444	178,514,753
Citigroup Inc.	United States	5,809,671	299,314,250
Citizens Financial Group Inc.	United States	8,611,684	207,799,935
[a]Commerzbank AG	Germany	20,442,210	282,475,514
HSBC Holdings PLC	United Kingdom	22,629,178	192,655,048
Industrial and Commercial Bank of China Ltd., H	China	313,005,603	230,535,622
[a]ING Groep NV, IDR	Netherlands	21,107,283	309,710,342
JPMorgan Chase & Co.	United States	4,857,660	294,277,043
KB Financial Group Inc.	South Korea	4,378,953	155,196,599
PNC Financial Services Group Inc.	United States	3,118,000	290,722,320
Societe Generale SA	France	4,050,169	195,860,053
SunTrust Banks Inc.	United States	4,238,534	174,161,362
Wells Fargo & Co.	United States	7,620,708	414,566,515
			3,821,780,839
Beverages 1.0%
PepsiCo Inc.	United States	2,913,866	278,623,867

Capital Markets 1.0%
Credit Suisse Group AG	Switzerland	4,304,136	115,964,064
UBS Group AG	Switzerland	7,661,282	144,442,406
			260,406,470
Chemicals 0.0%
[a,f,g] Dow Corning Corp., Contingent Distribution	United States	11,430,153	—

Communications Equipment 0.8%
Cisco Systems Inc.	United States	7,847,650	216,006,566

Consumer Finance 0.4%
[a]Ally Financial Inc.	United States	4,911,500	103,043,270

Diversified Consumer Services 0.1%
Cengage Learning Holdings II LP	United States	1,149,083	25,854,368

Diversified Telecommunication Services 1.1%
[a,f,g] Global Crossing Holdings Ltd., Contingent Distribution	United States	45,658,716	—
Koninklijke KPN NV	Netherlands	90,237,310	306,538,904
			306,538,904
Electric Utilities 0.5%
Enel SpA	Italy	29,018,780	131,436,912

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Global Discovery Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)

Energy Equipment & Services 1.2%
Baker Hughes Inc.	United States	4,371,100	277,914,538
[h]Transocean Ltd.	United States	2,381,691	34,939,407
			312,853,945
Food & Staples Retailing 3.5%
CVS Health Corp.	United States	2,333,967	240,888,734
Empire Co. Ltd., A	Canada	2,355,152	164,232,054
Metro AG	Germany	7,814,516	265,503,518
Walgreens Boots Alliance Inc.	United States	2,998,912	253,947,868
			924,572,174
Health Care Equipment & Supplies 2.6%
Medtronic PLC	United States	5,102,516	397,945,223
Stryker Corp.	United States	3,228,815	297,858,184
			695,803,407
Health Care Providers & Services 0.9%
Cigna Corp.	United States	1,924,247	249,074,532

Hotels, Restaurants & Leisure 1.5%
Accor SA	France	6,111,782	319,282,563
Sands China Ltd.	Hong Kong	22,540,000	93,472,683
			412,755,246
Independent Power & Renewable Electricity Producers 0.6%
NRG Energy Inc.	United States	6,590,837	166,023,184

Industrial Conglomerates 1.7%
Jardine Matheson Holdings Ltd.	Hong Kong	880,666	55,658,091
Jardine Strategic Holdings Ltd.	Hong Kong	9,774,205	342,097,175
Koninklijke Philips NV	Netherlands	1,750,918	49,754,302
			447,509,568
Insurance 9.0%
ACE Ltd.	United States	3,451,290	384,784,322
[a]Alleghany Corp.	United States	81,228	39,558,036
The Allstate Corp.	United States	3,354,175	238,716,635
American International Group Inc.	United States	5,795,145	317,515,995
China Pacific Insurance (Group) Co. Ltd., H	China	29,191,844	138,378,524
E-L Financial Corp. Ltd.	Canada	177,619	92,568,335
MetLife Inc.	United States	4,569,020	230,963,961
[a]NN Group NV	Netherlands	6,646,133	188,535,724
PartnerRe Ltd.	United States	1,511,133	172,767,836
PICC Property and Casualty Co. Ltd., H	China	46,664,324	92,092,917
RSA Insurance Group PLC	United Kingdom	18,896,626	117,967,647
White Mountains Insurance Group Ltd.	United States	172,815	118,295,324
XL Group PLC	Ireland	7,159,860	263,482,848
			2,395,628,104
IT Services 0.8%
Xerox Corp.	United States	16,670,797	214,219,741

Machinery 1.3%
Caterpillar Inc.	United States	2,778,071	222,329,022
CNH Industrial NV (EUR Traded)	United Kingdom	6,569,123	53,828,490
CNH Industrial NV, special voting (EUR Traded)	United Kingdom	7,338,645	60,134,082
			336,291,594
Marine 1.2%
A.P. Moeller-Maersk AS, B	Denmark	150,055	314,043,239

Media 6.2%
CBS Corp., B	United States	4,879,342	295,834,505
Comcast Corp., Special A	United States	1,094,160	61,344,080
[a]DIRECTV	United States	3,633,416	309,203,702
Reed Elsevier PLC	United Kingdom	20,193,070	347,124,693
Time Warner Cable Inc.	United States	1,851,179	277,454,708

Franklin Mutual Global Discovery Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)
Time Warner Inc.	United States	2,174,747	183,635,637
Tribune Media Co., B	United States	606,923	37,116,376
Tribune Publishing Co.	United States	399,197	7,744,422
Twenty-First Century Fox Inc., B	United States	4,401,800	144,731,184
			1,664,189,307
Metals & Mining 1.7%
Anglo American PLC	United Kingdom	6,218,622	93,341,418
Freeport-McMoRan Inc., B	United States	6,454,880	122,319,976
ThyssenKrupp AG	Germany	8,967,041	235,619,556
			451,280,950
Oil, Gas & Consumable Fuels 6.6%
Anadarko Petroleum Corp.	United States	1,399,510	115,893,423
Apache Corp.	United States	4,036,842	243,542,678
BG Group PLC	United Kingdom	10,339,348	127,129,812
BP PLC	United Kingdom	31,838,677	206,223,392
China Shenhua Energy Co. Ltd., H	China	67,067,936	171,116,170
CONSOL Energy Inc.	United States	3,002,892	83,750,658
Marathon Oil Corp.	United States	5,814,486	151,816,230
Murphy Oil Corp.	United States	1,168,040	54,430,664
Repsol SA	Spain	3,584,764	66,824,274
Royal Dutch Shell PLC, A	United Kingdom	10,904,242	326,389,773
Talisman Energy Inc. (CAD Traded)	Canada	886,182	6,794,715
Talisman Energy Inc. (USD Traded)	Canada	12,162,087	93,404,828
[a]Whiting Petroleum Corp.	United States	3,542,243	109,455,309
			1,756,771,926
Paper & Forest Products 0.5%
International Paper Co.	United States	2,477,590	137,481,469
[a]Verso Corp.	United States	1,100,202	1,980,364
			139,461,833
Personal Products 0.2%
Avon Products Inc.	United States	5,947,979	47,524,352

Pharmaceuticals 7.5%
Eli Lilly & Co.	United States	4,678,631	339,902,542
[a]Hospira Inc.	United States	3,562,996	312,973,569
Merck & Co. Inc.	United States	9,354,960	537,723,101
Novartis AG, ADR	Switzerland	2,674,638	263,746,053
Teva Pharmaceutical Industries Ltd., ADR	Israel	8,737,113	544,322,140
			1,998,667,405
Semiconductors & Semiconductor Equipment 0.3%
SK Hynix Semiconductor Inc.	South Korea	1,712,305	70,337,815

Software 4.1%
[a]Check Point Software Technologies Ltd.	Israel	3,989,230	326,997,183
Microsoft Corp.	United States	11,841,792	481,428,054
Symantec Corp.	United States	12,534,725	292,873,849
			1,101,299,086
Specialty Retail 1.2%
Kingfisher PLC	United Kingdom	54,981,343	310,372,939

Technology Hardware, Storage & Peripherals 3.5%
Apple Inc.	United States	4,206,170	523,373,733
Hewlett-Packard Co.	United States	6,436,730	200,568,507
Samsung Electronics Co. Ltd.	South Korea	166,197	215,976,514
			939,918,754
Tobacco 4.7%
Altria Group Inc.	United States	4,246,046	212,387,221
British American Tobacco PLC	United Kingdom	6,977,821	361,042,455
Imperial Tobacco Group PLC	United Kingdom	4,677,039	205,542,845
Lorillard Inc.	United States	5,323,181	347,869,878

Franklin Mutual Global Discovery Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)

Philip Morris International Inc.	United States	1,484,505	111,827,762
			1,238,670,161
Wireless Telecommunication Services 1.2%
Vodafone Group PLC	United Kingdom	94,517,600	309,045,562

Total Common Stocks and Other Equity Interests (Cost $17,278,079,309)			22,326,209,280
Preferred Stocks 1.6%
Automobiles 1.6%
Volkswagen AG, pfd.	Germany	1,559,522	415,652,372

Diversified Financial Services 0.0%†
[a,b]Hightower Holding LLC, pfd., A, Series 2	United States	3,048,000	7,935,124

Total Preferred Stocks (Cost $396,329,279)			423,587,496
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 3.1%
Avaya Inc.,
[e] senior note, 144A, 10.50%, 3/01/21	United States	74,998,000	64,310,785
[e] senior secured note, 144A, 7.00%, 4/01/19	United States	51,741,000	51,611,648
[i] Tranche B-3 Term Loan, 4.676%, 10/26/17	United States	78,506,275	77,461,200
[i] Tranche B-6 Term Loan, 6.50%, 3/31/18	United States	19,473,711	19,456,126
[i]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	7,165,620	7,204,135
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	95,618,000	95,259,432
[i] Tranche D Term Loan, 6.928%, 1/30/19	United States	117,978,997	112,492,974
[i] Tranche E Term Loan, 7.678%, 7/30/19	United States	37,921,652	36,660,757
[i]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	113,607,143	113,422,531
NGPL PipeCo LLC,
[e] secured note, 144A, 7.119%, 12/15/17	United States	42,312,000	42,100,440
[e,h] senior secured note, 144A, 9.625%, 6/01/19	United States	62,806,000	62,609,731
[i] Term Loan B, 6.75%, 9/15/17	United States	3,435,429	3,292,859
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	87,456,000	24,487,680
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	52,554,000	49,400,760
Walter Energy Inc.,
[i] B, Term Loan, 7.25%, 4/01/18	United States	55,667,214	34,016,620
[e] first lien, 144A, 9.50%, 10/15/19	United States	30,996,000	18,752,580
[e,j] second lien, 144A, PIK, 11.00%, 4/01/20	United States	26,246,000	2,624,600
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $835,781,015)			815,164,858
Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.0%
[b,k]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	8,893	—
[i,k] Caesars Entertainment Operating Co. Inc., Senior Tranche, first lien, 3/01/17,
B5B, 6.005%	United States	13,307,605	12,184,709
B6B, 7.005%	United States	63,441,299	58,326,345
B7, 13.00%	United States	46,344,115	42,404,865
[i,k] Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.662%, 10/10/17	United States	142,325,613	85,484,321
[e,k]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	118,132,000	74,423,160
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $350,770,379)			272,823,400
		Shares
Companies in Liquidation 0.3%
[a]Adelphia Recovery Trust	United States	45,477,593	131,885
[a,f] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	5,538,790	61,481
[a,f,g] Century Communications Corp., Contingent Distribution	United States	15,282,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	30,279,560	—
[a,l] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	587,363,521	82,965,097
[a,f,g] NewPage Corp., Litigation Trust, Contingent Distribution	United States	145,817,000	—
[a,f,g] Tribune Media Litigation Trust, Contingent Distribution	United States	1,285,960	—
Total Companies in Liquidation (Cost $106,236,730)			83,158,463

Franklin Mutual Global Discovery Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)
		Principal Amount*
Municipal Bonds (Cost $67,708,783) 0.2%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	72,507,000	59,637,008

Total Investments before Short Term Investments (Cost $19,034,905,495)			23,980,580,505
Short Term Investments 8.4%
U.S. Government and Agency Securities 8.2%
[m]FHLB, 4/01/15	United States	1,200,000	1,200,000
[m]U.S. Treasury Bills,
7/16/15	United States	275,000,000	274,975,800
8/27/15	United States	280,000,000	279,916,560
[n] 4/09/15 - 9/17/15	United States	1,618,140,000	1,617,984,719
Total U.S. Government and Agency Securities (Cost $2,173,913,835)			2,174,077,079
Total Investments before Money Market Funds and Repurchase Agreements (Cost $21,208,819,330)			26,154,657,584
		Shares
Investments from Cash Collateral Received for Loaned Securities 0.2%
Money Market Funds (Cost $45,250,000) 0.2%
a, [o] Institutional Fiduciary Trust Money Market Portfolio	United States	45,250,000	45,250,000
		Principal Amount*
Repurchase Agreements (Cost $833,299) 0.0%†
[p]Joint Repurchase Agreement 0.11%, 4/01/15 (Maturity Value $833,302)
BNP Paribas Securities Corp.
Collateralized by U.S. Treasury Notes, 0.375% - 2.75%, 4/15/15 - 4/30/19; and U.S.
Treasury Strips, 8/15/15 - 11/15/23 (valued at $849,965)	United States	833,299	833,299

Total Investments from Cash Collateral Received for Loaned Securities (Cost $46,083,299)			46,083,299
Total Investments (Cost $21,254,902,629) 98.4%			26,200,740,883
Securities Sold Short (0.6)%			(154,220,349)
Other Assets, less Liabilities 2.2%			585,103,221
Net Assets 100.0%			$26,631,623,755
		Shares
Securities Sold Short (Proceeds $165,175,794) (0.6)%
Common Stocks (0.6)%
Diversified Telecommunication Services (0.6)%
AT&T Inc.	United States	4,723,441	$(154,220,349)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 5 regarding restricted securities.
c At March 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
d See Note 6 regarding holdings of 5% voting securities.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the aggregate value of these securities was $398,723,003, representing 1.50% of net assets.
f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g Security has been deemed illiquid because it may not be able to be sold within seven days.
h A portion or all of the security is on loan at March 31, 2015.
i The coupon rate shown represents the rate at period end.
j Income may be received in additional securities and/or cash.
k Defaulted security or security for which income has been deemed uncollectible.
l Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.

Franklin Mutual Global Discovery Fund
Statement of Investments, March 31, 2015 (unaudited) (continued)
m The security is traded on a discount basis with no stated coupon rate.
n Security or a portion of the security has been pledged as collateral for securities sold short and open futures contracts. At March 31, 2015, the value of this security and/or cash pledged as collateral was $268,623,529, representing 1.01% of net assets.
o Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
p Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2015, all repurchase agreements had been entered into on that date.

Franklin Mutual Global Discovery Fund
Statement of Investments, March 31, 2015 (unaudited) (continued)

At March 31, 2015, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
				Number of	Notional	Expiration	Unrealized	Unrealized
Description			Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD			Short	137	$17,664,438	6/15/15	$-	$(262,574)
EUR/USD			Short	7,118	956,837,150	6/15/15	-	(544,175)
GBP/USD			Short	6,856	635,765,450	6/15/15	10,397,562	-
Unrealized appreciation (depreciation)							10,397,562	(806,749)
Net unrealized appreciation (depreciation)							$9,590,813

At March 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts

					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type		Quantity	Amount	Date	Appreciation	Depreciation
Euro	BANT	Sell		62,791,192	$79,055,141	4/16/15	$11,517,802	$-
Euro	BBU	Sell		7,828,160	9,864,416	4/16/15	1,444,555	-
Euro	BONY	Sell		9,230,123	11,571,362	4/16/15	1,643,569	-
Euro	DBFX	Sell		175,749,410	221,984,263	4/16/15	32,950,625	-
Euro	FBCO	Sell		71,843,478	90,150,152	4/16/15	12,876,299	-
Euro	HSBC	Sell		31,007,163	39,105,481	4/16/15	5,754,605	-
Euro	SCBT	Sell		4,615,062	5,784,288	4/16/15	820,391	-
Euro	SSBT	Sell		21,408,147	27,016,789	4/16/15	3,990,481	-
British Pound	BANT	Sell		4,578,998	7,152,852	4/22/15	362,322	-
British Pound	HSBC	Sell		120,707,529	194,110,345	4/22/15	15,104,330	-
British Pound	SCBT	Sell		129,377,572	208,427,268	4/22/15	16,563,814	-
Euro	BANT	Sell		131,523,685	164,162,672	5/18/15	22,636,729	-
Euro	BONY	Sell		1,990,289	2,426,162	5/18/15	284,514	-
Euro	DBFX	Sell		159,169,667	198,266,403	5/18/15	26,992,026	-
Euro	FBCO	Sell		138,214,148	172,527,180	5/18/15	23,801,970	-
Euro	HSBC	Sell		20,850,437	25,774,412	5/18/15	3,338,318	-
Euro	SSBT	Sell		1,738,913	2,182,266	5/18/15	311,110	-
British Pound	BANT	Buy		9,652,983	14,774,098	5/21/15	-	(461,869)
British Pound	BANT	Sell		103,884,314	162,578,951	5/21/15	8,552,363	-
British Pound	BBU	Buy		6,958,297	10,445,337	5/21/15	-	(128,450)
British Pound	BONY	Buy		5,915,660	8,914,692	5/21/15	-	(143,696)
British Pound	FBCO	Buy		4,605,762	7,058,857	5/21/15	-	(230,013)
British Pound	FBCO	Sell		74,832,581	117,023,190	5/21/15	6,070,855	-
British Pound	HSBC	Buy		11,993,557	18,589,408	5/21/15	-	(806,871)
British Pound	SSBT	Buy		3,908,632	5,823,225	5/21/15	-	(27,997)
British Pound	SSBT	Sell		137,127,294	214,467,088	5/21/15	11,151,991	-
Euro	BANT	Sell		46,891,763	53,455,392	7/20/15	2,948,421	-
Euro	BBU	Sell		5,567,076	6,277,179	7/20/15	280,898	-
Euro	BONY	Sell		2,540,480	2,950,844	7/20/15	214,501	-
Euro	DBFX	Sell		133,240,572	153,941,555	7/20/15	10,428,551	-
Euro	FBCO	Sell		35,379,105	40,393,873	7/20/15	2,287,149	-
Euro	HSBC	Sell		46,341,753	52,928,401	7/20/15	3,013,844	-
Euro	SSBT	Sell		143,554,425	166,506,435	7/20/15	11,884,411	-

Franklin Mutual Global Discovery Fund
Statement of Investments, March 31, 2015 (unaudited) (continued)

British Pound		BANT	Sell	94,897,663	143,447,308	7/21/15	2,798,994	-
British Pound		HSBC	Sell	130,873,547	198,142,550	7/21/15	4,174,194	-
South Korean Won		BANT	Buy	6,803,340,395	6,133,003	8/12/15	-	(21,449)
South Korean Won		BANT	Sell	176,859,759,736	159,149,511	8/12/15	430,470	(157,040)
South Korean Won		FBCO	Sell	187,521,873,199	168,610,302	8/12/15	320,612	(164,346)
South Korean Won		HSBC	Sell	246,077,302,472	221,031,188	8/12/15	366,074	(390,245)
Sw iss Franc		BANT	Buy	6,470,100	6,694,292	8/12/15	3,164	-
Sw iss Franc		DBFX	Buy	2,665,300	2,905,098	8/12/15	-	(146,141)
Sw iss Franc		DBFX	Sell	1,377,446	1,471,511	8/12/15	45,662	-
Sw iss Franc		FBCO	Buy	1,751,300	1,819,977	8/12/15	-	(7,137)
Sw iss Franc		FBCO	Sell	2,217,373	2,393,013	8/12/15	97,723	-
Sw iss Franc		SSBT	Sell	65,707,635	71,176,173	8/12/15	3,260,174	(100,571)
British Pound		BANT	Buy	35,312,295	53,114,476	8/19/15	47,813	(833,889)
British Pound		BANT	Sell	124,157,769	190,115,349	8/19/15	6,129,082	-
British Pound		DBFX	Buy	1,227,311	1,822,369	8/19/15	-	(3,648)
British Pound		DBFX	Sell	3,212,320	4,950,186	8/19/15	189,929	-
British Pound		FBCO	Sell	76,580,441	117,168,075	8/19/15	3,685,450	-
British Pound		HSBC	Sell	76,843,692	117,570,849	8/19/15	3,698,119	-
British Pound		SSBT	Buy	1,425,000	2,197,123	8/19/15	-	(85,452)
British Pound		SSBT	Sell	16,393,761	25,297,551	8/19/15	1,004,050	-
Euro		BANT	Sell	514,442,765	582,129,262	8/31/15	27,851,233	(228,277)
Euro		DBFX	Sell	25,849,905	28,108,761	8/31/15	408,335	(162,607)
Euro		FBCO	Sell	230,554,921	261,250,541	8/31/15	12,915,650	(175,083)
Euro		HSBC	Sell	42,233,485	45,755,350	8/31/15	552,378	(319,553)
Euro		SSBT	Sell	27,358,464	29,498,970	8/31/15	238,900	(229,004)
Canadian Dollar		BONY	Buy	3,600,000	2,832,973	9/18/15	3,810	-
Canadian Dollar		DBFX	Sell	328,182,468	256,617,093	9/18/15	-	(1,989,006)
Unrealized appreciation (depreciation)							305,448,260	(6,812,344)
Net unrealized appreciation (depreciation)							$298,635,916

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	Bank of America N.A.
BBU	Barclays Bank PLC
BONY	Bank of New York Mellon
DBFX	Deutsche Bank AG
FBCO	Credit Suisse Group AG
HSBC	HSBC Bank USA, N.A.
SCBT	Standard Chartered Bank
SSBT	State Street Bank and Trust Co., N.A.

Currency

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro

Franklin Mutual Global Discovery Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)
GBP	British Pound
USD	United States Dollar

Selected Portfolio

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
GO	General Obligation
IDR	International Depositary Receipt
PIK	Payment-In-Kind

Franklin Mutual International Fund

Statement of Investments, March 31, 2015 (unaudited)

	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests 84.0%
Airlines 1.3%
[a]International Consolidated Airlines Group SA	United Kingdom	171,728	$1,535,883
Auto Components 2.2%
Cie Generale des Etablissements Michelin, B	France	11,770	1,172,153
Pirelli & C. SpA	Italy	17,302	287,644
Xinyi Glass Holdings Ltd.	Hong Kong	1,804,000	1,116,934
			2,576,731
Automobiles 0.6%
Hyundai Motor Co.	South Korea	4,796	728,783
Banks 11.7%
Bank of China Ltd., H	China	2,422,000	1,396,470
Barclays PLC	United Kingdom	345,167	1,241,995
BNP Paribas SA	France	23,310	1,418,007
[a]Commerzbank AG	Germany	102,644	1,418,360
Danske Bank AS	Denmark	15,066	397,932
Hana Financial Group Inc.	South Korea	49,745	1,289,753
HSBC Holdings PLC	United Kingdom	124,510	1,060,024
Industrial and Commercial Bank of China Ltd., H	China	2,557,518	1,883,669
[a]ING Groep NV, IDR	Netherlands	71,840	1,054,119
KB Financial Group Inc.	South Korea	16,248	575,853
[a]National Bank of Greece SA	Greece	265,853	314,474
UniCredit SpA	Italy	247,241	1,682,961
			13,733,617
Capital Markets 3.3%
Sun Hung Kai & Co. Ltd.	Hong Kong	2,177,748	1,941,045
UBS Group AG	Switzerland	104,960	1,978,869
			3,919,914
Chemicals 1.6%
Arkema	France	23,693	1,878,513
Construction & Engineering 1.0%
FLSmidth & Co. AS	Denmark	25,060	1,129,016
Sinopec Engineering Group Co. Ltd.	China	108,947	94,576
			1,223,592
Consumer Finance 0.5%
[a,b]Hoist Finance AB, 144A	Sweden	82,141	631,916
Diversified Financial Services 1.9%
First Pacific Co. Ltd.	Hong Kong	1,292,859	1,292,417
Metro Pacific Investments Corp.	Philippines	8,505,500	919,154
			2,211,571
Diversified Telecommunication Services 2.8%
[a]Hellenic Telecommunications Organization SA	Greece	138,989	1,233,060
[a,b]Sunrise Communications Group AG, 144A	Switzerland	19,344	1,676,201
TDC AS	Denmark	59,831	428,875
			3,338,136
Electric Utilities 1.5%
Enel SpA	Italy	392,225	1,776,534
Food & Staples Retailing 1.5%
Metro AG	Germany	51,816	1,760,484
Hotels, Restaurants & Leisure 3.9%
Accor SA	France	39,070	2,041,036
Mandarin Oriental International Ltd.	Hong Kong	1,021,961	1,624,918
[a]Mandarin Oriental International Ltd., rts., 4/02/15	Hong Kong	255,490	84,312

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual International Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)

Sands China Ltd.	Hong Kong	203,200	842,664
			4,592,930
Industrial Conglomerates 1.5%
Jardine Matheson Holdings Ltd.	Hong Kong	3,500	221,200
Jardine Strategic Holdings Ltd.	Hong Kong	9,200	322,000
Koninklijke Philips NV	Netherlands	44,139	1,254,259
			1,797,459
Insurance 16.2%
ACE Ltd.	United States	8,447	941,756
Ageas	Belgium	41,254	1,481,929
Assicurazioni Generali SpA	Italy	81,238	1,599,548
Catlin Group Ltd.	United Kingdom	122,891	1,293,219
China Pacific Insurance (Group) Co. Ltd., H	China	293,045	1,389,125
Direct Line Insurance Group PLC	United Kingdom	276,458	1,308,036
Korean Reinsurance Co.	South Korea	105,573	971,119
Lancashire Holdings Ltd.	United Kingdom	130,253	1,207,445
[a]NN Group NV	Netherlands	60,568	1,718,177
[a,b]NN Group NV, 144A	Netherlands	21,537	610,956
PICC Property and Casualty Co. Ltd., H	China	658,509	1,299,580
RSA Insurance Group PLC	United Kingdom	316,755	1,977,435
[a]Storebrand ASA	Norway	178,799	651,648
UNIQA Insurance Group AG	Austria	179,047	1,621,364
XL Group PLC	Ireland	28,066	1,032,829
			19,104,166
Machinery 1.6%
CNH Industrial NV (EUR Traded)	United Kingdom	30,305	248,324
CNH Industrial NV, special voting (EUR Traded)	United Kingdom	16,517	135,343
IMI PLC	United Kingdom	56,077	1,060,461
Vossloh AG	Germany	6,344	389,401
			1,833,529
Marine 1.7%
A.P. Moeller-Maersk AS, B	Denmark	949	1,986,119

Media 4.1%
[a]Liberty Global PLC, C	United Kingdom	36,875	1,836,744
Nine Entertainment Co. Holdings Ltd.	Australia	488,468	785,266
Reed Elsevier PLC	United Kingdom	33,489	575,686
RTL Group SA	Germany	2,112	203,562
Sinomedia Holding Ltd.	China	2,100,346	1,015,949
Societe Television Francaise 1	France	24,733	438,844
			4,856,051
Metals & Mining 3.0%
Anglo American PLC	United Kingdom	19,812	297,378
ThyssenKrupp AG	Germany	64,119	1,684,802
Voestalpine AG	Austria	43,462	1,593,493
			3,575,673
Multiline Retail 1.3%
Hyundai Department Store Co. Ltd.	South Korea	11,614	1,560,585

Oil, Gas & Consumable Fuels 3.9%
BG Group PLC	United Kingdom	75,614	929,729
BP PLC	United Kingdom	141,818	918,574
[a]Cairn Energy PLC	United Kingdom	396,002	922,727
China Shenhua Energy Co. Ltd., H	China	363,941	928,554
Repsol SA	Spain	12,820	238,980
Royal Dutch Shell PLC, A	United Kingdom	23,039	689,612
			4,628,176
Pharmaceuticals 3.0%
Novartis AG	Switzerland	19,469	1,926,463

Franklin Mutual International Fund
Statement of Investments, March 31, 2015 (unaudited) (continued)
Teva Pharmaceutical Industries Ltd., ADR	Israel	25,170	1,568,091
			3,494,554
Real Estate Investment Trusts (REITs) 1.0%
Hibernia REIT PLC	Ireland	911,900	1,147,021
Real Estate Management & Development 2.9%
Dalian Wanda Commercial Properties Co. Ltd., H	China	242,500	1,501,422
Takara Leben Co. Ltd.	Japan	359,600	1,930,658
			3,432,080
Road & Rail 1.8%
[a]CAR Inc.	China	1,105,285	2,095,760
Semiconductors & Semiconductor Equipment 1.5%
SK Hynix Semiconductor Inc.	South Korea	44,195	1,815,436
Specialty Retail 4.3%
Baoxin Auto Group Ltd.	China	1,906,889	1,033,057
China ZhengTong Auto Services Holdings Ltd.	China	2,388,887	1,127,785
[a]Dufry AG	Switzerland	5,954	884,185
Kingfisher PLC	United Kingdom	355,432	2,006,435
			5,051,462
Technology Hardware, Storage & Peripherals 1.3%
Samsung Electronics Co. Ltd.	South Korea	1,184	1,538,633
Wireless Telecommunication Services 1.1%
Vodafone Group PLC	United Kingdom	396,950	1,297,913
Total Common Stocks and Other Equity Interests (Cost $97,776,910)			99,123,221
Preferred Stocks 2.3%
Automobiles 2.3%
Hyundai Motor Co., pfd.	South Korea	3,996	400,007
Volkswagen AG, pfd.	Germany	8,691	2,316,373
Total Preferred Stocks (Cost $2,453,949)			2,716,380
Total Investments before Short Term Investments (Cost $100,230,859)			101,839,601
		Principal Amount
Short Term Investments 3.7%
U.S. Government and Agency Securities 3.7%
[c]FHLB, 4/01/15	United States	$800,000	800,000
[c]U.S. Treasury Bills, 4/09/15 - 8/06/15	United States	3,500,000	3,499,700
Total U.S. Government and Agency Securities (Cost $4,299,428)			4,299,700
Total Investments (Cost $104,530,287) 90.0%			106,139,301
Other Assets, less Liabilities 10.0%			11,811,645
Net Assets 100.0%			$117,950,946

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the value of this security was $2,919,073, representing 2.47% of net assets.
c The security is traded on a discount basis with no stated coupon rate.

Franklin Mutual International Fund
Statement of Investments, March 31, 2015 (unaudited) (continued)
At March 31, 2015, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
				Number of	Notional	Expiration	Unrealized	Unrealized
Description			Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD			Short	2	$257,875	6/15/15	$-	$(5,088)
EUR/USD			Short	67	9,006,475	6/15/15	31	-
GBP/USD			Short	41	3,801,981	6/15/15	61,954	-
Unrealized appreciation (depreciation)							61,985	(5,088)
Net unrealized appreciation (depreciation)							$56,897

At March 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forw ard Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type		Quantity	Amount	Date	Appreciation	Depreciation
Japanese Yen	BONY	Sell		125,937,420	$1,152,019	4/22/15	$103,251	$(1,517)
Japanese Yen	FBCO	Buy		2,279,805	19,257	4/22/15	-	(244)
Japanese Yen	FBCO	Sell		15,206,143	132,633	4/22/15	5,818	-
Japanese Yen	DBFX	Buy		31,524,312	267,260	4/22/15	-	(4,356)
Japanese Yen	DBFX	Sell		28,005,170	241,322	4/22/15	7,766	-
Japanese Yen	HSBC	Buy		34,577,388	293,408	4/22/15	3	(5,045)
Japanese Yen	HSBC	Sell		117,157,202	993,021	4/22/15	17,436	(1,475)
Japanese Yen	SSBT	Sell		13,657,970	112,591	4/22/15	-	(1,313)
Australian Dollar	HSBC	Buy		585,850	444,707	4/23/15	1,026	-
Australian Dollar	HSBC	Sell		1,616,511	1,254,966	4/23/15	25,075	-
Euro	BANT	Sell		1,152,052	1,436,989	5/18/15	197,324	-
Euro	BONY	Buy		2,745	3,120	5/18/15	-	(166)
Euro	FBCO	Buy		105,480	119,137	5/18/15	-	(5,636)
Euro	FBCO	Sell		193,954	231,636	5/18/15	22,933	-
Euro	DBFX	Sell		91,264	112,429	5/18/15	14,224	-
Euro	HSBC	Sell		76,527	93,482	5/18/15	11,135	-
Euro	SSBT	Buy		3,491	3,962	5/18/15	-	(206)
Euro	SSBT	Sell		85,838	105,847	5/18/15	13,481	-
Norw egian Krone	BANT	Buy		1,676,016	224,583	5/21/15	-	(16,702)
Norw egian Krone	BANT	Sell		129,775	17,513	5/21/15	1,416	-
Norw egian Krone	BBU	Buy		151,445	20,248	5/21/15	-	(1,464)
Norw egian Krone	BONY	Buy		912,092	120,078	5/21/15	-	(6,950)
Norw egian Krone	BONY	Sell		730,449	94,969	5/21/15	4,658	(288)
Norw egian Krone	FBCO	Sell		80,529	10,605	5/21/15	617	-
Norw egian Krone	DBFX	Buy		261,260	35,008	5/21/15	-	(2,603)
Norw egian Krone	DBFX	Sell		8,164,448	1,194,191	5/21/15	181,535	-
Norw egian Krone	HSBC	Buy		339,000	43,504	5/21/15	-	(1,457)
Norw egian Krone	SSBT	Buy		702,966	90,874	5/21/15	-	(3,684)
Norw egian Krone	SSBT	Sell		153,700	19,471	5/21/15	407	-
Philippine Peso	BONY	Sell		40,060,906	888,268	6/24/15	-	(4,172)
Euro	BANT	Sell		1,972,203	2,198,140	7/20/15	76,785	(2,899)
Euro	BBU	Sell		41,547	46,883	7/20/15	2,133	-
Euro	BONY	Sell		880,630	992,478	7/20/15	43,954	-

Franklin Mutual International Fund
Statement of Investments, March 31, 2015 (unaudited) (continued)
Euro		FBCO	Sell	2,933,885	3,217,413	7/20/15	59,008	(1,674)
Euro		DBFX	Sell	6,061,598	7,008,931	7/20/15	482,774	(2,772)
Euro		HSBC	Sell	1,103,504	1,228,269	7/20/15	43,123	(3,435)
Euro		SSBT	Sell	8,633,680	9,877,394	7/20/15	580,752	(2,668)
South Korean Won		BANT	Sell	2,847,611,850	2,563,340	8/12/15	7,159	(1,876)
South Korean Won		FBCO	Sell	3,020,347,311	2,717,611	8/12/15	5,542	(1,160)
South Korean Won		HSBC	Sell	3,956,073,290	3,554,303	8/12/15	5,894	(5,398)
Sw iss Franc		BANT	Sell	816,272	892,296	8/12/15	47,340	-
Sw iss Franc		BONY	Sell	46,700	48,938	8/12/15	597	-
Sw iss Franc		FBCO	Sell	232,912	248,151	8/12/15	8,143	(1,089)
Sw iss Franc		DBFX	Sell	147,908	155,626	8/12/15	2,558	(38)
Sw iss Franc		SSBT	Sell	643,227	684,123	8/12/15	22,810	(4,517)
British Pound		BANT	Buy	146,549	224,756	8/19/15	-	(7,590)
British Pound		BANT	Sell	3,500,967	5,358,382	8/19/15	170,714	(327)
British Pound		BBU	Buy	92,700	142,229	8/19/15	-	(4,859)
British Pound		BONY	Buy	30,283	45,164	8/19/15	-	(288)
British Pound		FBCO	Sell	2,141,278	3,276,446	8/19/15	103,340	-
British Pound		DBFX	Sell	209,489	322,017	8/19/15	11,581	-
British Pound		HSBC	Buy	347,600	518,153	8/19/15	-	(3,053)
British Pound		HSBC	Sell	2,128,280	3,256,268	8/19/15	102,425	-
British Pound		SSBT	Buy	10,417	15,992	8/19/15	-	(555)
British Pound		SSBT	Sell	557,398	857,621	8/19/15	31,627	-
Sw edish Krona		BONY	Sell	349,050	40,817	9/28/15	147	-
Sw edish Krona		DBFX	Sell	4,957,631	579,302	9/28/15	1,690	(29)
Unrealized appreciation (depreciation)							2,418,201	(101,505)
Net unrealized appreciation (depreciation)							$2,316,696

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

BANT	Bank of America N.A.
BBU	Barclays Bank PLC
BONY	Bank of New York Mellon
DBFX	Deutsche Bank AG
FBCO	Credit Suisse Group AG
HSBC	HSBC Bank USA, N.A.
SSBT	State Street Bank and Trust Co., N.A.

Currency

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar

Selected Portfolio

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
IDR	International Depositary Receipt

Franklin Mutual Quest Fund

Statement of Investments, March 31, 2015 (unaudited)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 56.6%
Aerospace & Defense 1.0%
B/E Aerospace Inc.	United States	742,990	$47,269,024
[a]KLX Inc.	United States	371,495	14,317,417
			61,586,441
Auto Components 0.3%
[a,b]International Automotive Components Group Brazil LLC	Brazil	2,363,058	133,929
[a,b,c]International Automotive Components Group North America LLC	United States	18,661,349	17,107,455
			17,241,384
Automobiles 2.9%
General Motors Co.	United States	2,416,168	90,606,300
[a]General Motors Co., wts., 7/10/16	United States	1,645,215	45,654,716
[a]General Motors Co., wts., 7/10/19	United States	1,744,460	34,278,639
			170,539,655
Banks 5.7%
Barclays PLC	United Kingdom	11,430,800	41,130,799
BB&T Corp.	United States	434,627	16,946,107
BNP Paribas SA	France	530,700	32,283,834
CIT Group Inc.	United States	2,645,447	119,362,569
Citizens Financial Group Inc.	United States	1,848,847	44,612,678
Guaranty Bancorp	United States	347,127	5,887,274
SunTrust Banks Inc.	United States	1,333,217	54,781,886
Wells Fargo & Co.	United States	436,834	23,763,769
			338,768,916
Capital Markets 0.6%
Credit Suisse Group AG	Switzerland	1,420,340	38,267,471
Chemicals 0.4%
[a]Advanced Emissions Solutions Inc.	United States	82,629	1,412,956
Arkema	France	247,410	19,616,039
[a,d,e]Dow Corning Corp., Contingent Distribution	United States	12,089,194	—
			21,028,995
Communications Equipment 0.5%
[a,c,e]Sorenson Communications Inc., Membership Interests	United States	222,771	28,960,217
Consumer Finance 1.5%
[a]Ally Financial Inc.	United States	4,179,036	87,676,175
Diversified Consumer Services 0.1%
Cengage Learning Holdings II LP	United States	310,021	6,975,473
Diversified Financial Services 0.4%
[a]Capmark Financial Group Inc.	United States	4,885,536	24,525,391
Diversified Telecommunication Services 3.1%
[a,d,e]Global Crossing Holdings Ltd., Contingent Distribution	United States	49,411,586	—
Koninklijke KPN NV	Netherlands	36,143,160	122,779,421
TDC AS	Denmark	9,107,906	65,286,359
			188,065,780
Energy Equipment & Services 2.1%
Baker Hughes Inc.	United States	333,240	21,187,399
Rowan Cos. PLC	United States	2,745,900	48,629,889
[f]Transocean Ltd.	United States	3,938,158	57,772,778
			127,590,066
Health Care Equipment & Supplies 0.9%
Medtronic PLC	United States	720,333	56,178,771
Hotels, Restaurants & Leisure 1.5%
[a]Caesars Acquisition Co., A	United States	1,403,780	9,545,704

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Quest Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)
[a]Caesars Entertainment Corp.	United States	2,267,320	23,874,880
[a]Pinnacle Entertainment Inc.	United States	1,630,260	58,836,083
			92,256,667
Independent Power & Renewable Electricity Producers 1.6%
NRG Energy Inc.	United States	3,702,594	93,268,343

Insurance 6.7%
Ageas	Belgium	3,565,380	128,075,817
The Allstate Corp.	United States	518,412	36,895,382
American International Group Inc.	United States	397,446	21,776,066
RSA Insurance Group PLC	United Kingdom	15,458,075	96,501,499
White Mountains Insurance Group Ltd.	United States	171,770	117,580,000
			400,828,764
Media 6.6%
CBS Corp., B	United States	1,731,650	104,989,940
Comcast Corp., Special A	United States	763,114	42,783,986
[a]DIRECTV	United States	279,960	23,824,596
[a,b]Lee Enterprises Inc., wts., 12/31/22	United States	1,110,000	1,317,471
[a]Lee Enterprises Inc./IA	United States	1,126,114	3,569,781
[g]New Media Investment Group Inc.	United States	2,924,787	69,990,153
RTL Group SA	Germany	467,187	45,029,174
Time Warner Cable Inc.	United States	222,753	33,386,220
Tribune Media Co., B	United States	706,604	43,212,368
Tribune Publishing Co.	United States	464,761	9,016,363
Twenty-First Century Fox Inc., B	United States	495,200	16,282,176
			393,402,228
Metals & Mining 0.3%
Freeport-McMoRan Inc., B	United States	938,287	17,780,539

Oil, Gas & Consumable Fuels 5.3%
Apache Corp.	United States	878,720	53,013,177
BP PLC	United Kingdom	11,001,217	71,256,362
China Shenhua Energy Co. Ltd., H	China	8,513,995	21,722,485
Royal Dutch Shell PLC, A	United Kingdom	3,339,251	99,951,686
Talisman Energy Inc. (USD Traded)	Canada	6,390,070	49,075,738
[a]Whiting Petroleum Corp.	United States	779,170	24,076,353
			319,095,801
Personal Products 0.3%
Avon Products Inc.	United States	2,557,897	20,437,597

Pharmaceuticals 1.0%
Teva Pharmaceutical Industries Ltd., ADR	Israel	938,226	58,451,480

Real Estate Investment Trusts (REITs) 1.6%
Spirit Realty Capital Inc.	United States	8,085,815	97,676,645

Semiconductors & Semiconductor Equipment 0.7%
Tokyo Electron Ltd., ADR	Japan	2,273,000	39,482,010

Software 1.3%
Microsoft Corp.	United States	510,041	20,735,717
Symantec Corp.	United States	2,478,926	57,920,106
			78,655,823
Technology Hardware, Storage & Peripherals 3.0%
[a,g]Eastman Kodak Co.	United States	3,366,893	63,937,298
[a,g]Eastman Kodak Co., wts., 9/03/18	United States	48,075	259,605
[a,g]Eastman Kodak Co., wts., 9/03/18	United States	48,075	206,723
Samsung Electronics Co. Ltd.	South Korea	88,147	114,548,889
			178,952,515
Tobacco 4.6%
Altria Group Inc.	United States	844,900	42,261,898
British American Tobacco PLC	United Kingdom	987,518	51,095,596
Imperial Tobacco Group PLC	United Kingdom	2,408,078	105,828,325

Franklin Mutual Quest Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)
Lorillard Inc.	United States	774,304	50,600,766
Philip Morris International Inc.	United States	298,690	22,500,318
			272,286,903
Wireless Telecommunication Services 2.6%
Vodafone Group PLC	United Kingdom	48,150,150	157,437,241

Total Common Stocks and Other Equity Interests (Cost $3,150,112,244)			3,387,417,291
Preferred Stocks 3.8%
Automobiles 1.7%
Hyundai Motor Co., pfd., 2	South Korea	523,429	53,812,355
Volkswagen AG, pfd.	Germany	175,700	46,828,530
			100,640,885
Technology Hardware, Storage & Peripherals 2.1%
Samsung Electronics Co. Ltd., pfd.	South Korea	125,200	124,650,139

Total Preferred Stocks (Cost $232,829,033)			225,291,024
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 20.9%
Affinion Group Inc.,
[h,i] Second Lien Term Loan, 8.50%, 10/31/18	United States	16,500,000	14,520,000
senior note, 7.875%, 12/15/18	United States	15,000,000	9,450,000
Avaya Inc.,
[j]senior note, 144A, 10.50%, 3/01/21	United States	69,456,000	59,558,520
[j]senior secured note, 144A, 7.00%, 4/01/19	United States	14,003,000	13,967,992
[h]Tranche B-3 Term Loan, 4.676%, 10/26/17	United States	20,967,360	20,688,242
[h]Tranche B-6 Term Loan, 6.50%, 3/31/18	United States	5,113,854	5,109,236
[h]Bluestem Brands Inc., First Lien Term Loan, 8.50%, 11/07/20	United States	19,000,000	19,047,500
[h]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	1,924,560	1,934,904
[g,h]Eastman Kodak Co.,
First Lien Term Loan, 7.25%, 9/03/19	United States	14,586,195	14,649,893
Second Lien Term Loan, 10.75%, 9/03/20	United States	50,486,000	50,432,990
GenOn Americas Generation LLC, senior bond, 9.125%, 5/01/31	United States	111,480,000	103,606,725
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	37,367,000	37,226,874
[h]Tranche D Term Loan, 6.928%, 1/30/19	United States	45,389,937	43,279,305
[h]Tranche E Term Loan, 7.678%, 7/30/19	United States	14,586,689	14,101,682
[h]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	29,346,584	29,298,896
Lee Enterprises Inc.,
[h]Second Lien Term Loan, 12.00%, 12/31/22	United States	27,750,000	29,761,875
[j]senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	74,255,000	77,039,562
[h]Moxie Liberty LLC, Construction B-1 Term Loan, 7.50%, 8/21/20	United States	42,552,000	42,751,143
[h]Moxie Patriot LLC, Construction B-1 Term Loan, 6.75%, 12/18/20	United States	24,748,000	24,871,740
[g,h]New Media Holdings II LLC, Term Loan B, 7.25%, 6/04/20	United States	114,137,950	113,442,850
NGPL PipeCo LLC,
[j]secured note, 144A, 7.119%, 12/15/17	United States	11,037,000	10,981,815
[f,j] senior secured note, 144A, 9.625%, 6/01/19	United States	16,383,000	16,331,803
[h]Term Loan B, 6.75%, 9/15/17	United States	896,199	859,007
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	19,689,000	5,512,920
[c]Sorenson Communications Inc.,
[h]Exit First Lien Term Loan, 8.00%, 4/30/20	United States	144,635,678	146,805,213
[j,k] secured note, second lien, 144A, PIK, 9.00%, 10/31/20	United States	96,021,938	90,260,622
[c,j,k]Sorenson Holdings LLC/Finance Corp., senior note, 144A, PIK, 13.00%, 10/31/21	United States	72,976,673	72,976,673
Spirit Realty Capital Inc., cvt., senior note,
2.875%, 5/15/19	United States	45,000,000	45,000,225
3.75%, 5/15/21	United States	35,000,000	35,043,925
[j]Sunshine Oilsands Ltd., secured note, 144A, 10.00%, 8/01/17	Canada	18,000,000	14,490,000
[h]Toys R US-Delaware Inc.,
Filo Term Loan, 8.25%, 10/24/19	United States	9,139,000	9,031,617
[i]Term Loan B4, 9.75%, 4/24/20	United States	71,016,703	66,152,059
Walter Energy Inc.,
[h]B, Term Loan, 7.25%, 4/01/18	United States	13,319,153	8,138,948
[j]first lien, 144A, 9.50%, 10/15/19	United States	7,372,000	4,460,060

Franklin Mutual Quest Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)

[f,j,k] second lien, 144A, PIK, 11.50%, 4/01/20	United States	6,228,000		604,658
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $1,244,992,530)				1,251,389,474
Corporate Bonds, Notes and Senior Floating Rate Interests in
Reorganization 5.7%
[b,l]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	9,272		—
[l]Caesars Entertainment Operating Co. Inc.,
senior secured note, first lien, 11.25%, 6/01/17	United States	70,000,000		51,100,000
[h]Senior Tranche, first lien, B5B, 6.005%, 3/01/17	United States	7,170,869		6,565,791
[h]Senior Tranche, first lien, B6B, 7.005%, 3/01/17	United States	34,184,041		31,427,952
[h]Senior Tranche, first lien, B7, 13.00%, 3/01/17	United States	13,553,890		12,401,809
[l]Nortel Networks Corp., cvt., senior note,
1.75%, 4/15/12	Canada	76,472,000		73,699,890
2.125%, 4/15/14	Canada	12,797,000		12,318,712
[l]Nortel Networks Ltd., senior note,
10.125%, 7/15/13	Canada	34,400,000		38,227,000
10.75%, 7/15/16	Canada	20,475,000		23,111,156
[l]Northern Telecom Ltd., 6.875%, 9/01/23	Canada	20,544,000		7,601,280
[h,l]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.662%, 10/10/17	United States	101,650,473		61,053,816
[j,l]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	39,724,000		25,026,120
Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $388,914,099)				342,533,526
		Shares
Companies in Liquidation 1.3%
[a]Adelphia Recovery Trust	United States	38,254,708		110,939
[a,d]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	4,899,492		54,384
[a,d,e]Century Communications Corp., Contingent Distribution	United States	13,497,000		—
EME Reorganizational Trust	United States	364,733,491		14,589,340
[a,b]FIM Coinvestor Holdings I, LLC	United States	16,133,491		—
[a,g,j]KGen Power Corp., 144A	United States	5,377,461		1,662,410
[a,m]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	454,066,643		64,136,913
[a,d,e]Tribune Media Litigation Trust, Contingent Distribution	United States	1,497,164		—
Total Companies in Liquidation (Cost $93,408,198)				80,553,986
		Principal Amount*
Asset-Backed Securities 0.5%
Diversified Financial Services 0.5%
Master Asset Vehicle, 2009-2,
[h]A2, FRN, 0.775%, 1/22/17	Canada	8,500,000	CAD	6,208,544
B, zero cpn., 7/15/56	Canada	29,000,000	CAD	21,525,584
Total Asset-Backed Securities (Cost $27,036,548)				27,734,128
Municipal Bonds (Cost $16,971,233) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	18,174,000		14,948,115

Total Investments before Short Term Investments (Cost $5,154,263,885)				5,329,867,544
Short Term Investments 8.4%
U.S. Government and Agency Securities 7.3%
[n]FHLB, 4/01/15	United States	13,400,000		13,400,000
[n]U.S. Treasury Bills,
9/03/15	United States	67,000,000		66,977,622
[o]4/09/15 - 9/17/15	United States	359,000,000		358,944,463
Total U.S. Government and Agency Securities (Cost $439,311,417)				439,322,085
Total Investments before Money Market Funds and Repurchase Agreements (Cost $5,593,575,302)				5,769,189,629
		Shares
Investments from Cash Collateral Received for Loaned Securities 1.1%
Money Market Funds (Cost $60,750,000) 1.0%
[a,p]Institutional Fiduciary Trust Money Market Portfolio	United States	60,750,000		60,750,000

Franklin Mutual Quest Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)

		Principal Amount*
Repurchase Agreements (Cost $3,318,462) 0.1%
[q] Joint Repurchase Agreement, 0.11%, 4/01/15 (Maturity Value $3,318,472)
BNP Paribas Securities Corp.
Collateralized by U.S. Treasury Notes, 0.375% - 2.75%, 4/15/15 - 4/30/19; and U.S
Treasury Strips, 8/15/15 - 11/15/23 (valued at $3,384,831)	United States	3,318,462	3,318,462

Total Investments from Cash Collateral Received for Loaned Securities (Cost $64,068,462)			64,068,462
Total Investments (Cost $5,657,643,764) 97.5%			5,833,258,091
Securities Sold Short (1.3)%			(79,027,093)
Other Assets, less Liabilities 3.8%			228,796,995
Net Assets 100.0%			$5,983,027,993
		Shares
Securities Sold Short (1.3)%
Common Stocks (0.8)%
Diversified Telecommunication Services (0.1)%
AT&T Inc.	United States	242,300	$(7,911,095)
Semiconductors & Semiconductor Equipment (0.7)%
Applied Materials Inc.	United States	1,846,813	(41,664,101)
Total Common Stocks (Proceeds $50,175,477)			$(49,575,196)
		Principal Amount*
Corporate Notes (Proceeds $27,932,178) (0.5)%
NRG Energy Inc., senior note, 7.875%, 5/15/21	United States	20,000,000	(21,600,000)
Vulcan Materials Co., senior note,
6.50%, 12/01/16	United States	3,565,000	(3,885,137)
7.00%, 6/15/18	United States	3,472,000	(3,966,760)
			(29,451,897)
Total Securities Sold Short (Proceeds $78,107,655)			$(79,027,093)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 5 regarding restricted securities.
cAt March 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2015, the aggregate value of these securities was $28,960,217, representing 0.48% of net assets.
fA portion or all of the security is on loan at March 31, 2015.
gSee Note 6 regarding holdings of 5% voting securities.
hThe coupon rate shown represents the rate at period end.
iA portion or all of the security purchased on a delayed delivery basis.
jSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the aggregate value of these securities was $387,360,235, representing 6.47% of net assets.
kIncome may be received in additional securities and/or cash.
lDefaulted security or security for which income has been deemed uncollectible.
mBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
nThe security is traded on a discount basis with no stated coupon rate.
oSecurity or a portion of the security has been pledged as collateral for securities sold short and open futures contracts. At March 31, 2015, the aggregate value of these securities and/or cash pledged as collateral was $113,699,413, representing 1.90% of net assets.
pInstitutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
qInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2015, all repurchase agreements had been entered into on that date.

Franklin Mutual Quest Fund
Statement of Investments, March 31, 2015 (unaudited) (continued)
At March 31, 2015, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
				Number of	Notional	Expiration	Unrealized	Unrealized
Description			Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD			Short	22	$2,836,625	6/15/15	$-	$(42,282)
EUR/USD			Short	1,482	199,217,850	6/15/15	59,085	-
GBP/USD			Short	1,461	135,480,356	6/15/15	2,215,792	-
Unrealized appreciation (depreciation)							2,274,877	(42,282)
Net unrealized appreciation (depreciation)							$2,232,595

At March 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity		Amount	Date	Appreciation	Depreciation
Euro	BANT	Buy	21,113,447		$22,369,383	4/16/15	$350,953	$(11,005)
Euro	BANT	Sell	2,188,185		2,782,809	4/16/15	429,227	-
Euro	BBU	Sell	372		467	4/16/15	67	-
Euro	BONY	Sell	717		899	4/16/15	128	-
Euro	DBFX	Sell	64,788,221		82,114,118	4/16/15	12,428,803	-
Euro	FBCO	Buy	829,653		905,142	4/16/15	-	(12,778)
Euro	FBCO	Sell	5,507,787		6,879,522	4/16/15	955,422	-
Euro	HSBC	Buy	16,253,816		17,335,212	4/16/15	147,702	(534)
Euro	HSBC	Sell	3,454,516		4,350,045	4/16/15	634,416	-
Euro	SCBT	Sell	359		450	4/16/15	64	-
Euro	SSBT	Buy	1,978,853		2,118,529	4/16/15	9,898	-
Euro	SSBT	Sell	3,211,705		4,034,412	4/16/15	579,947	-
British Pound	BANT	Sell	118,790		185,562	4/22/15	9,399	-
British Pound	HSBC	Sell	34,759,984		55,963,574	4/22/15	4,415,454	-
British Pound	SCBT	Sell	38,737,505		62,406,121	4/22/15	4,959,444	-
Euro	BANT	Sell	17,914,671		22,370,050	5/18/15	3,092,984	-
Euro	BONY	Sell	312,591		381,048	5/18/15	44,685	-
Euro	DBFX	Sell	24,071,841		30,031,286	5/18/15	4,128,804	-
Euro	FBCO	Sell	20,332,347		25,390,113	5/18/15	3,511,510	-
Euro	HSBC	Sell	1,981,111		2,449,675	5/18/15	317,902	-
Euro	SSBT	Sell	1,945,855		2,436,388	5/18/15	342,553	-
British Pound	BANT	Buy	8,972,775		13,679,520	5/21/15	-	(375,819)
British Pound	BANT	Sell	23,737,817		37,149,684	5/21/15	1,954,236	-
British Pound	BBU	Buy	914,547		1,366,919	5/21/15	-	(10,944)
British Pound	DBFX	Buy	1,463,363		2,172,569	5/21/15	-	(2,878)
British Pound	FBCO	Buy	3,967,891		5,928,944	5/21/15	-	(45,855)
British Pound	FBCO	Sell	17,099,426		26,740,083	5/21/15	1,387,205	-
British Pound	HSBC	Buy	4,769,711		7,425,212	5/21/15	-	(353,285)
British Pound	SSBT	Sell	31,333,919		49,006,249	5/21/15	2,548,257	-
Euro	BANT	Sell	11,461,831		13,037,485	7/20/15	691,983	-
Euro	BBU	Sell	747,539		840,075	7/20/15	34,903	-
Euro	BONY	Sell	444,858		516,716	7/20/15	37,561	-
Euro	DBFX	Sell	45,431,960		52,610,394	7/20/15	3,675,772	-
Euro	FBCO	Sell	5,684,268		6,509,992	7/20/15	387,485	-
Euro	HSBC	Sell	5,685,479		6,513,454	7/20/15	389,642	-
Euro	SSBT	Sell	49,051,268		56,737,271	7/20/15	3,904,303	-

Franklin Mutual Quest Fund
Statement of Investments, March 31, 2015 (unaudited) (continued)
British Pound			BANT	Sell	26,196,336	39,598,382	7/21/15	772,657	-
British Pound			HSBC	Sell	25,704,307	38,916,321	7/21/15	819,835	-
South Korean Won			BANT	Buy	4,498,082,632	4,054,884	8/12/15	-	(14,181)
South Korean Won			BANT	Sell	97,382,582,220	87,650,962	8/12/15	256,644	(86,085)
South Korean Won			FBCO	Sell	101,157,224,413	91,041,470	8/12/15	206,674	(36,432)
South Korean Won			HSBC	Sell	128,933,022,649	115,819,097	8/12/15	195,993	(199,588)
Swiss Franc			BONY	Sell	219,600	230,124	8/12/15	2,807	-
Swiss Franc			DBFX	Sell	259,949	277,701	8/12/15	8,617	-
Swiss Franc			FBCO	Sell	353,277	381,260	8/12/15	15,569	-
Swiss Franc			SSBT	Sell	7,284,737	7,889,962	8/12/15	359,110	(9,867)
British Pound			BANT	Buy	51,776,400	79,912,214	8/19/15	-	(3,186,072)
British Pound			BANT	Sell	33,688,669	51,553,770	8/19/15	1,631,381	-
British Pound			FBCO	Sell	24,148,740	36,956,850	8/19/15	1,171,441	-
British Pound			HSBC	Sell	23,582,068	36,080,564	8/19/15	1,134,892	-
British Pound			SSBT	Sell	1,294,919	1,998,228	8/19/15	79,321	-
Euro			BANT	Sell	10,505,104	11,953,495	8/31/15	630,280	-
Euro			DBFX	Sell	26,467	29,794	8/31/15	1,266	-
Euro			FBCO	Sell	10,488,089	11,934,082	8/31/15	629,207	-
Euro			HSBC	Sell	26,466	29,833	8/31/15	1,306	-
Euro			SSBT	Sell	26,467	29,808	8/31/15	1,280	-
Canadian Dollar			DBFX	Sell	30,616,976	23,940,460	9/18/15	-	(185,559)
Unrealized appreciation (depreciation)								59,288,989	(4,530,882)
Net unrealized appreciation (depreciation)								$54,758,107

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	-	Bank of America N.A.
BBU	-	Barclays Bank PLC
BONY	-	Bank of New York Mellon
DBFX	-	Deutsche Bank AG
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SCBT	-	Standard Chartered Bank
SSBT	-	State Street Bank and Trust Co., N.A.

Currency

CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note
GO	-	General Obligation
PIK	-	Payment-In-Kind

Franklin Mutual Shares Fund

Statement of Investments, March 31, 2015 (unaudited)

	Country	Shares	Value
Common Stocks and Other Equity Interests 84.4%
Aerospace & Defense 1.6%
B/E Aerospace Inc.	United States	1,412,070	$89,835,893
Huntington Ingalls Industries Inc.	United States	1,099,372	154,076,986
[a]KLX Inc.	United States	706,035	27,210,589
			271,123,468
Auto Components 0.4%
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	7,234,813	410,040
[a,b,c,d] International Automotive Components Group North America LLC	United States	63,079,866	57,827,332
			58,237,372
Automobiles 1.4%
General Motors Co.	United States	6,183,080	231,865,500
Banks 10.2%
Barclays PLC	United Kingdom	38,190,870	137,420,040
CIT Group Inc.	United States	2,829,676	127,674,981
Citigroup Inc.	United States	3,362,406	173,231,157
Citizens Financial Group Inc.	United States	5,418,154	130,740,056
Columbia Banking System Inc.	United States	1,603,629	46,457,132
[a]FCB Financial Holdings Inc., A	United States	1,647,570	45,093,991
[c]Guaranty Bancorp	United States	1,146,366	19,442,367
[a]ING Groep NV, IDR	Netherlands	7,306,186	107,204,768
JPMorgan Chase & Co.	United States	3,550,940	215,115,945
KB Financial Group Inc.	South Korea	2,063,491	73,133,186
PNC Financial Services Group Inc.	United States	3,438,533	320,608,817
Societe Generale SA	France	627,835	30,361,152
State Bank Financial Corp.	United States	1,467,000	30,807,000
SunTrust Banks Inc.	United States	2,963,080	121,752,957
Wells Fargo & Co.	United States	2,093,160	113,867,904
			1,692,911,453
Beverages 1.1%
PepsiCo Inc.	United States	1,930,319	184,577,103
Chemicals 0.0%
[a,e,f] Dow Corning Corp., Contingent Distribution	United States	12,630,547	—
Communications Equipment 1.4%
Cisco Systems Inc.	United States	8,126,460	223,680,811
Consumer Finance 0.4%
[a]Ally Financial Inc.	United States	3,254,500	68,279,410
Containers & Packaging 1.0%
MeadWestvaco Corp.	United States	3,395,925	169,354,780
Diversified Consumer Services 0.1%
Cengage Learning Holdings II LP	United States	837,095	18,834,638
Diversified Telecommunication Services 0.6%
[a,e,f] Global Crossing Holdings Ltd., Contingent Distribution	United States	105,649,309	—
Koninklijke KPN NV	Netherlands	30,410,640	103,305,875
			103,305,875
Energy Equipment & Services 1.3%
Baker Hughes Inc.	United States	2,860,306	181,858,255
[g]Transocean Ltd.	United States	2,341,746	34,353,414
			216,211,669
Food & Staples Retailing 3.1%
CVS Health Corp.	United States	1,528,221	157,727,689
The Kroger Co.	United States	2,105,142	161,380,186

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Shares Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)

Walgreens Boots Alliance Inc.	United States	2,283,129	193,335,364
			512,443,239
Health Care Equipment & Supplies 3.7%
Medtronic PLC	United States	5,511,394	429,833,618
Stryker Corp.	United States	2,020,677	186,407,453
			616,241,071
Health Care Providers & Services 1.0%
Cigna Corp.	United States	1,314,300	170,122,992

Household Products 0.5%
Energizer Holdings Inc.	United States	635,933	87,790,551

Independent Power & Renewable Electricity Producers 0.7%
NRG Energy Inc.	United States	4,399,652	110,827,234

Insurance 9.9%
ACE Ltd.	United States	1,939,640	216,250,464
[a]Alleghany Corp.	United States	377,389	183,788,443
The Allstate Corp.	United States	2,228,178	158,579,428
American International Group Inc.	United States	5,079,039	278,280,547
MetLife Inc.	United States	3,551,930	179,550,061
[c]White Mountains Insurance Group Ltd.	United States	655,346	448,597,444
XL Group PLC	Ireland	4,525,914	166,553,635
			1,631,600,022
IT Services 1.2%
Xerox Corp.	United States	15,854,785	203,733,987

Machinery 1.7%
Caterpillar Inc.	United States	1,881,128	150,546,674
CNH Industrial NV (EUR Traded)	United Kingdom	4,351,332	35,655,541
CNH Industrial NV, special voting (EUR Traded)	United Kingdom	5,296,616	43,401,355
[c]Federal Signal Corp.	United States	3,360,800	53,067,032
			282,670,602
Marine 1.3%
A.P. Moeller-Maersk AS, B	Denmark	100,690	210,729,491

Media 8.3%
CBS Corp., B	United States	3,336,259	202,277,383
Comcast Corp., Special A	United States	846,676	47,468,890
[a]DIRECTV	United States	2,385,168	202,977,797
Reed Elsevier PLC	United Kingdom	12,648,470	217,430,844
Time Warner Cable Inc.	United States	1,769,704	265,243,235
Time Warner Inc.	United States	1,428,918	120,657,836
Tribune Media Co., B	United States	469,946	28,739,548
Tribune Publishing Co.	United States	309,101	5,996,559
Twenty-First Century Fox Inc., B	United States	8,524,052	280,270,830
			1,371,062,922
Metals & Mining 1.4%
Freeport-McMoRan Inc., B	United States	5,933,533	112,440,450
ThyssenKrupp AG	Germany	4,544,107	119,401,760
			231,842,210
Oil, Gas & Consumable Fuels 6.5%
Anadarko Petroleum Corp.	United States	903,460	74,815,523
Apache Corp.	United States	2,845,910	171,693,750
BG Group PLC	United Kingdom	5,968,338	73,385,061
BP PLC	United Kingdom	15,851,497	102,672,278
CONSOL Energy Inc.	United States	2,383,474	66,475,090
Marathon Oil Corp.	United States	5,828,073	152,170,986
Murphy Oil Corp.	United States	1,576,220	73,451,852
Royal Dutch Shell PLC, A	United Kingdom	7,327,252	219,321,996
Talisman Energy Inc. (CAD Traded)	Canada	614,645	4,712,731
Talisman Energy Inc. (USD Traded)	Canada	8,388,371	64,422,689

Franklin Mutual Shares Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)
[a]Whiting Petroleum Corp.	United States	2,209,479	68,272,901
			1,071,394,857
Paper & Forest Products 1.2%
International Paper Co.	United States	3,553,657	197,192,427
Personal Products 0.2%
Avon Products Inc.	United States	5,106,323	40,799,521
Pharmaceuticals 8.0%
Eli Lilly & Co.	United States	3,887,970	282,461,020
[a]Hospira Inc.	United States	2,595,187	227,961,226
Merck & Co. Inc.	United States	7,460,200	428,812,296
Teva Pharmaceutical Industries Ltd., ADR	Israel	6,224,949	387,814,323
			1,327,048,865
Real Estate Investment Trusts (REITs) 0.9%
[c]Alexander's Inc.	United States	326,675	149,153,272
Real Estate Management & Development 0.1%
[a]Forestar Group Inc.	United States	886,386	13,978,307
Software 4.9%
CA Inc.	United States	4,233,419	138,051,794
Microsoft Corp.	United States	10,645,222	432,781,500
Symantec Corp.	United States	10,127,147	236,620,790
			807,454,084
Technology Hardware, Storage & Peripherals 3.7%
Apple Inc.	United States	2,803,790	348,875,590
Hewlett-Packard Co.	United States	4,494,834	140,059,027
Samsung Electronics Co. Ltd.	South Korea	88,806	115,405,274
			604,339,891
Tobacco 5.4%
Altria Group Inc.	United States	3,225,589	161,343,962
British American Tobacco PLC	United Kingdom	4,864,275	251,684,557
Imperial Tobacco Group PLC	United Kingdom	3,810,199	167,447,640
Lorillard Inc.	United States	3,687,131	240,954,011
Philip Morris International Inc.	United States	944,754	71,168,319
			892,598,489
Wireless Telecommunication Services 1.2%
Vodafone Group PLC	United Kingdom	58,574,055	191,520,433

Total Common Stocks and Other Equity Interests (Cost $9,939,099,431)			13,962,926,546
Convertible Preferred Stocks (Cost $755,800) 0.0%†
Banks 0.0%†
Columbia Banking System Inc., cvt. pfd., B	United States	7,558	2,552,143
Preferred Stocks (Cost $117,489,716) 0.7%
Automobiles 0.7%
Volkswagen AG, pfd.	Germany	450,280	120,011,100
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 3.8%
Avaya Inc.,
[h]senior note, 144A, 10.50%, 3/01/21	United States	53,494,000	45,871,105
[h]senior secured note, 144A, 7.00%, 4/01/19	United States	37,416,000	37,322,460
[i]Tranche B-3 Term Loan, 4.676%, 10/26/17	United States	56,337,245	55,587,284
[i]Tranche B-6 Term Loan, 6.50%, 3/31/18	United States	13,746,352	13,733,939
[i]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	5,276,700	5,305,062
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	74,295,000	74,016,394
[i]Tranche D Term Loan, 6.928%, 1/30/19	United States	94,620,527	90,220,672
[i]Tranche E Term Loan, 7.678%, 7/30/19	United States	30,412,812	29,401,586
[i]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	78,749,348	78,621,381

Franklin Mutual Shares Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)
NGPL PipeCo LLC,
[h]secured note, 144A, 7.119%, 12/15/17	United States	29,468,000	29,320,660
[g,h]senior secured note, 144A, 9.625%, 6/01/19	United States	43,741,000	43,604,309
[i]Term Loan B, 6.75%, 9/15/17	United States	2,392,596	2,293,303
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	55,052,000	15,414,560
[i]Toys R US-Delaware Inc.,
Filo Term Loan, 8.25%, 10/24/19	United States	8,171,000	8,074,991
[j]Term Loan B4, 9.75%, 4/24/20	United States	68,974,610	64,249,849
Walter Energy Inc.,
[i]B, Term Loan, 7.25%, 4/01/18	United States	35,970,965	21,980,814
[h]first lien, 144A, 9.50%, 10/15/19	United States	20,046,000	12,127,830
[h,k]second lien, 144A, PIK, 11.50%, 4/01/20	United States	16,960,000	1,646,596
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $637,953,691)			628,792,795
Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.6%
[b,l] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	19,594	—
[i,l] Caesars Entertainment Operating Co. Inc., Senior Tranche, first lien, 3/01/17,
B5B, 6.005%	United States	9,541,623	8,736,501
B6B, 7.005%	United States	45,490,495	41,822,824
B7, 13.00%	United States	30,701,720	28,092,074
[i,l] Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.662%, 10/10/17	United States	194,177,556	116,627,894
[h,l] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	98,672,000	62,163,360
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $342,886,578)			257,442,653
		Shares
Companies in Liquidation 0.4%
[a]Adelphia Recovery Trust	United States	99,967,609	289,906
[a,e]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	12,005,115	133,257
[a,b,c,d] CB FIM Coinvestors LLC	United States	43,105,703	—
[a,e,f] Century Communications Corp., Contingent Distribution	United States	33,138,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	53,924,666	—
[a,m] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	420,480,670	59,392,894
[a,e,f] Tribune Media Litigation Trust, Contingent Distribution	United States	995,729	—
[a,e,f] Tropicana Litigation Trust, Contingent Distribution	United States	76,355,000	—
Total Companies in Liquidation (Cost $83,617,124)			59,816,057
		Principal Amount*
Municipal Bonds (Cost $45,194,465) 0.2%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	48,397,000	39,806,533

Total Investments before Short Term Investments (Cost $11,166,996,805)			15,071,347,827
Short Term Investments 8.3%
U.S. Government and Agency Securities 8.1%
[n]U.S. Treasury Bills,
8/20/15	United States	253,000,000	252,940,545
9/03/15	United States	240,000,000	239,919,840
[o]4/02/15 - 9/17/15	United States	849,400,000	849,293,597
Total U.S. Government and Agency Securities (Cost $1,342,106,859)			1,342,153,982
Total Investments before Money Market Funds and Repurchase Agreements (Cost $12,509,103,664)			16,413,501,809
		Shares
Investments from Cash Collateral Received for Loaned Securities 0.2%
Money Market Funds (Cost $35,000,000) 0.2%
[a,p]Institutional Fiduciary Trust Money Market Portfolio	United States	35,000,000	35,000,000

		Principal Amount*
Repurchase Agreements (Cost $944,179) 0.0%†
[q]Joint Repurchase Agreement, 0.11%, 4/01/15 (Maturity Value $944,182)
BNP Paribas Securities Corp.
Collateralized by U.S. Treasury Notes, 0.375% - 2.75%, 4/15/15 - 4/30/19; and U.S.
Treasury Strips, 8/15/15 - 11/15/23 (valued at $963,063)	United States	944,179	944,179

Franklin Mutual Shares Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)
Total Investments from Cash Collateral Received for Loaned Securities (Cost $35,944,179)			35,944,179
Total Investments (Cost $12,545,047,843) 99.4%			16,449,445,988
Securities Sold Short (0.6)%			(101,238,475)
Other Assets, less Liabilities 1.2%			197,263,430
Net Assets 100.0%			$16,545,470,943
		Shares
Securities Sold Short (Proceeds $108,441,982) (0.6)%
Common Stocks (0.6)%
Diversified Telecommunication Services (0.6)%
AT&T Inc.	United States	3,100,719	$(101,238,475)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 5 regarding restricted securities.
c See Note 6 regarding holdings of 5% voting securities.
d At March 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f Security has been deemed illiquid because it may not be able to be sold within seven days.
g A portion or all of the security is on loan at March 31, 2015.
h Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the aggregate value of these securities was $232,056,320, representing 1.40% of net assets.
i The coupon rate shown represents the rate at period end.
j A portion or all of the security purchased on a delayed delivery basis.
k Income may be received in additional securities and/or cash.
l Defaulted security or security for which income has been deemed uncollectible.
m Bankruptcy Claim represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent the amount of allowed unsecured claims.
n The security is traded on a discount basis with no stated coupon rate.
o Security or a portion of the security has been pledged as collateral for securities sold short and open futures contracts. At March 31, 2015, the aggregate value of these securities and/or cash pledged as collateral was $164,062,493, representing 0.99% of net assets.
p Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
q Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2015, all repurchase agreements had been entered into on that date.

At March 31, 2015, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD	Short	1,432	$192,496,600	6/15/15	$28,661	$ -
GBP/USD	Short	3,697	342,827,431	6/15/15	5,606,666	-
Unrealized appreciation (depreciation)					5,635,327	-
Net unrealized appreciation (depreciation)					$5,635,327

Franklin Mutual Shares Fund

Statement of Investments, March 31, 2015 (unaudited) (continued)

At March 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	BANT	Sell	6,268,797	$7,971,202	4/16/15	$1,228,571	$-
Euro	BBU	Sell	951,661	1,194,287	4/16/15	170,694	-
Euro	BONY	Sell	1,835,421	2,300,979	4/16/15	326,826	-
Euro	DBFX	Sell	22,321,975	28,276,811	4/16/15	4,267,603	-
Euro	FBCO	Sell	4,148,728	5,212,750	4/16/15	750,435	-
Euro	HSBC	Sell	5,445,550	6,874,831	4/16/15	1,017,673	-
Euro	SCBT	Sell	917,710	1,150,212	4/16/15	163,136	-
Euro	SSBT	Sell	4,856,165	6,116,778	4/16/15	893,554	-
British Pound	BANT	Sell	5,886,792	9,195,757	4/22/15	465,804	-
British Pound	HSBC	Sell	57,256,038	91,888,104	4/22/15	6,978,942	-
British Pound	SCBT	Sell	57,196,761	92,143,982	4/22/15	7,322,726	-
Euro	BANT	Sell	61,001,714	76,172,840	5/18/15	10,532,001	-
Euro	BONY	Sell	380,905	464,323	5/18/15	54,451	-
Euro	DBFX	Sell	68,639,701	85,668,255	5/18/15	11,808,567	-
Euro	FBCO	Sell	66,319,078	82,806,059	5/18/15	11,443,475	-
Euro	HSBC	Sell	5,687,211	7,050,795	5/18/15	931,077	-
Euro	SSBT	Buy	5,450,000	6,166,462	5/18/15	-	(301,995)
Euro	SSBT	Sell	3,533,578	4,418,717	5/18/15	616,414	-
British Pound	BANT	Buy	1,935,048	3,019,149	5/21/15	-	(150,103)
British Pound	BANT	Sell	44,885,618	70,245,992	5/21/15	3,695,246	-
British Pound	BBU	Buy	15,041,776	22,448,315	5/21/15	-	(146,262)
British Pound	FBCO	Buy	2,613,533	4,007,078	5/21/15	-	(132,061)
British Pound	FBCO	Sell	32,333,146	50,562,574	5/21/15	2,623,053	-
British Pound	HSBC	Buy	3,391,356	5,303,069	5/21/15	-	(274,793)
British Pound	SSBT	Sell	59,249,016	92,665,461	5/21/15	4,818,476	-
Euro	BANT	Sell	17,178,666	19,902,562	7/20/15	1,399,475	-
Euro	BBU	Sell	1,066,870	1,201,581	7/20/15	52,459	-
Euro	BONY	Sell	571,307	663,590	7/20/15	48,237	-
Euro	DBFX	Sell	20,675,836	24,080,903	7/20/15	1,811,024	-
Euro	FBCO	Sell	16,293,680	18,949,370	7/20/15	1,399,498	-
Euro	HSBC	Sell	24,443,075	28,489,825	7/20/15	2,162,265	-
Euro	SSBT	Sell	18,093,861	21,181,937	7/20/15	1,693,096	-
British Pound	BANT	Sell	50,176,611	75,997,215	7/21/15	1,630,202	-
British Pound	DBFX	Buy	3,635,298	5,394,902	7/21/15	-	(7,008)
British Pound	DBFX	Sell	3,124,230	4,799,348	7/21/15	168,911	-
British Pound	FBCO	Buy	8,088,773	11,996,322	7/21/15	-	(7,910)
British Pound	HSBC	Sell	67,508,940	102,324,196	7/21/15	2,268,849	-
South Korean Won	BANT	Buy	1,977,971,856	1,783,081	8/12/15	-	(6,236)
South Korean Won	BANT	Sell	59,936,422,180	53,932,553	8/12/15	143,679	(53,016)
South Korean Won	FBCO	Sell	64,457,674,678	57,999,362	8/12/15	119,902	(23,947)
South Korean Won	HSBC	Sell	84,003,700,994	75,458,429	8/12/15	126,548	(130,050)
British Pound	BANT	Buy	87,525,000	135,086,960	8/19/15	-	(5,385,870)
British Pound	BANT	Sell	57,150,068	87,204,694	8/19/15	2,538,180	(22,730)

Franklin Mutual Shares Fund
Statement of Investments, March 31, 2015 (unaudited) (continued)
British Pound		BBU	Sell	3,728,915	5,759,216	8/19/15	233,431	-
British Pound		FBCO	Sell	38,365,803	58,725,491	8/19/15	1,872,175	-
British Pound		HSBC	Sell	36,690,096	56,135,847	8/19/15	1,765,719	-
British Pound		SSBT	Sell	3,602,799	5,559,587	8/19/15	220,690	-
Euro		BANT	Sell	6,494,466	7,116,077	8/31/15	150,899	(35,062)
Euro		DBFX	Sell	8,116,694	8,854,344	8/31/15	173,881	(68,340)
Euro		FBCO	Sell	12,363,734	13,629,768	8/31/15	398,797	(95,622)
Euro		HSBC	Sell	7,468,767	8,121,129	8/31/15	121,414	(50,703)
Euro		SSBT	Sell	3,637,965	3,953,859	8/31/15	56,908	(24,331)
Unrealized appreciation (depreciation)							90,664,963	(6,916,039)
Net unrealized appreciation (depreciation)							$83,748,924

[a] May be comprised of multiple contracts using the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	-	Bank of America N.A.
BBU	-	Barclays Bank PLC
BONY	-	Bank of New York Mellon
DBFX	-	Deutsche Bank AG
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SCBT	-	Standard Chartered Bank
SSBT	-	State Street Bank and Trust Co., N.A.

Currency

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
GO	-	General Obligation
IDR	-	International Depositary Receipt
PIK	-	Payment-In-Kind

Franklin Mutual Series Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of seven separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives.

Certain funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Mutual Beacon Fund – Futures, forwards and options
Franklin Mutual European Fund – Futures and forwards
Franklin Mutual Financial Services Fund – Futures and forwards
Franklin Mutual Global Discovery Fund – Futures and forwards
Franklin Mutual International Fund – Futures and forwards
Franklin Mutual Quest Fund – Futures, forwards and options
Franklin Mutual Shares Fund – Futures and forwards

4. INCOME TAXES

At March 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

			Franklin Mutual
	Franklin Mutual	Franklin Mutual	Financial
	Beacon Fund	European Fund	Services Fund
Cost of investments	$3,469,285,195	$2,664,358,416	$390,657,479
Unrealized appreciation	$933,100,292	$281,036,422	$88,552,293
Unrealized depreciation	(221,928,778)	(207,052,902)	(41,163,207)
Net unrealized appreciation (depreciation)	$711,171,514	$73,983,520	$47,389,086

	Franklin Mutual	Franklin Mutual
	Global Discovery	International	Franklin Mutual
	Fund	Fund	Quest Fund
Cost of investments	$21,267,078,523	$105,036,420	$5,667,283,512
Unrealized appreciation	$6,036,201,157	$8,908,261	$669,419,856
Unrealized depreciation	(1,102,538,797)	(7,805,380)	(503,445,277)
Net unrealized appreciation (depreciation)	$4,933,662,360	$1,102,881	$165,974,579
Franklin Mutual
	Shares Fund
Cost of investments	$12,565,990,568
Unrealized appreciation	$4,744,341,393
Unrealized depreciation	(860,885,973)
Net unrealized appreciation (depreciation)	$3,883,455,420

5. RESTRICTED SECURITIES

At March 31, 2015, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount/Shares/		Acquisition
Units/Warrants	Issuer	Dates	Cost	Value
Franklin Mutual Beacon Fund
10,848	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$10,848	$-
15,831,950	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
19,805,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,846,329	International Automotive Components Group Brazil LLC	4/13/06 -12/26/08	1,890,264	161,318
22,836,904	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	18,692,218	20,935,321
5,455	PMG LLC	3/22/04	381,819	253,637
	Total Restricted Securities (Value is 0.49% of Net Assets)		$20,975,149	$21,350,276

Franklin Mutual European Fund
16,127,149	Euro Wagon LP
	(Value is 0.68% of Net Assets)	12/08/05 - 1/02/08	$6,282,509	$20,410,257

Franklin Mutual Financial Services Fund
4,357,178	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	$-	$-
3,000,000	Hightow er Holding LLC, pfd., A	3/31/08 - 1/05/10	2,362,324	3,577,017
968,000	Hightow er Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	2,420,000	2,520,079
	Total Restricted Securities (Value is 1.33% of Net Assets)		$4,782,324	$6,097,096

Franklin Mutual Global Discovery Fund
8,893	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$8,893	$-
30,279,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
3,048,000	Hightow er Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	7,620,000	7,935,124
3,819,425	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	2,536,498	216,470
35,491,081	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	29,095,371	32,535,810
	Total Restricted Securities (Value is 0.15% of Net Assets)		$39,260,762	$40,687,404

Franklin Mutual Quest Fund
9,272	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$9,272	$-
16,133,491	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,363,058	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,569,318	133,929
18,661,349	International Automotive Components Group North America LLC	1/02/06 - 3/18/13	15,279,344	17,107,455
1,110,000	[a] Lee Enterprises Inc., w ts., 12/31/22	3/31/14	1,490,026	1,317,471
	Total Restricted Securities (Value is 0.31% of Net Assets)		$18,347,960	$18,558,855

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $110,371,218 as of March 31, 2015.

Franklin Mutual Shares Fund
19,594	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$19,594	$-
43,105,703	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
53,924,666	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
7,234,813	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	4,804,678	410,040
63,079,866	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	51,662,536	57,827,332
	Total Restricted Securities (Value is 0.35% of Net Assets)		$56,486,808	$58,237,372

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Funds for the three months ended March 31, 2015, were as shown below.

	Number of				Number of
	Shares/Warrants/				Shares/Warrants/
	Principal Amount				Principal Amount	Value at
	Held at Beginning	Gross	Gross		Held at End of	End of	Investment	Realized
Name of Issuer	of Period Additions Reductions				of Period	Period	Income Gain (Loss)
Franklin Mutual Beacon Fund
Controlled Affiliates[a]
PMG LLC	5,455	-	-		5,455	$253,637	$-	$-

Non-Controlled Affiliates
CB FIM Coinvestors LLC	15,831,950	-	-		15,831,950	$-	$-	$-
Polaris Consulting and Services Ltd./India	6,669,381	-	(566,333)		6,103,048	16,213,501	487,763	(257,698)
Total Non-Controlled Affiliates						$16,213,501	$487,763	$(257,698)
Total Affiliated Securities (Value is 0.38% of Net Assets)						$16,467,138	$487,763	$(257,698)

Franklin Mutual European Fund
Controlled Affiliates[a]
Euro Wagon LP
(Value is 0.68% of Net Assets)	16,127,149	-	-		16,127,149	$20,410,257	$-	$-

Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
AB&T Financial Corp.
(Value is 0.02% of Net Assets)	226,100	-	-		226,100	$79,135	$-	$-

Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
International Automotive Components Group North America LLC	35,491,081	-	-		35,491,081	$32,535,810	$-	$-
New Page Holdings Inc.	583,268	-	(583,268	) b	-	-	-	(48,500,180)
Total Affiliated Securities (Value is 0.12% of Net Assets)						$32,535,810	$-	$(48,500,180)

Franklin Mutual Quest Fund
Non-Controlled Affiliates
Eastman Kodak Co.	3,207,889	159,004	-		3,366,893	$63,937,298	$-	$-
Eastman Kodak Co., First Lien Term Loan, 7.25%, 9/03/19	14,623,310	-	(37,115)		14,586,195	14,649,893	262,103	582
Eastman Kodak Co., Second Lien Term Loan, 10.75%, 9/03/20	50,486,000	-	-		50,486,000	50,432,990	1,341,736	-
Eastman Kodak Co., w ts., 9/03/18	43,321	4,754	-		48,075	259,605	-	-
Eastman Kodak Co., w ts., 9/03/18	43,321	4,754	-		48,075	206,723	-	-
KGen Pow er Corp., 144A	5,377,461	-	-		5,377,461	1,662,410	-	-
New Media Investment Group Inc.	2,470,007	700,000	(245,220)		2,924,787	69,990,153	942,484	731,343
New Media Holdings II LLC, Term Loan B, 7.25%, 6/04/20	114,425,000	-	(287,050)		114,137,950	113,442,850	2,004,821	5,103
Total Affiliated Securities (Value is 5.26% of Net Assets)						$314,581,922	$4,551,144	$737,028

Franklin Mutual Shares Fund
Controlled Affiliates[a]
CB FIM Coinvestors LLC	43,105,703	-	-		43,105,703	$-	$-	$-

Non-Controlled Affiliates
Alexander's Inc.	326,675	-	-		326,675	$149,153,272	$1,143,363	$-
Federal Signal Corp.	3,360,800	-	-		3,360,800	53,067,032	201,648	-
Guaranty Bancorp	1,146,366	-	-		1,146,366	19,442,367	114,637	-
International Automotive Components Group Brazil LLC	7,234,813	-	-		7,234,813	410,040	-	-
International Automotive Components Group North America LLC	63,079,866	-	-		63,079,866	57,827,332	-	-
White Mountains Insurance Group Ltd.	655,346	-	-		655,346	448,597,444	655,346	-
Total Non-Controlled Affiliates						$728,497,487	$2,114,994	$-
Total Affiliated Securities (Value is 4.40% of Net Assets)						$728,497,487	$2,114,994	$-
[a]Issuer in w hich the Fund ow ns 25% or more of the outstanding voting securities.
[b]Gross reduction w as the result of a corporate action.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2015, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$21,096,639		$21,096,639
Metals & Mining	69,944,241	-	253,637		70,197,878
All Other Equity Investments[b]	3,771,206,366	-	-	c	3,771,206,366
Corporate Bonds, Notes and Senior Floating Rate Interests	-	91,435,452	-		91,435,452
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	93,549,278	-	c	93,549,278
Companies in Liquidation	139,979	23,111,976	-	c	23,251,955
Municipal Bonds	-	10,534,580	-		10,534,580
Short Term Investments	90,084,561	9,100,000	-		99,184,561
Total Investments in Securities	$3,931,375,147	$227,731,286	$21,350,276		$4,180,456,709

Other Financial Instruments
Futures Contracts	$2,488,933	$-	$-		$2,488,933
Forw ard Exchange Contracts	-	52,351,409	-		52,351,409
Total Other Financial Instruments	$2,488,933	$52,351,409	$-		$54,840,342

Liabilities:
Other Financial Instruments
Securities Sold Short	$42,275,220	$-	$-		$42,275,220
Forw ard Exchange Contracts	-	6,599,944	-		6,599,944
Total Other Financial Instruments	$42,275,220	$6,599,944	$-		$48,875,164

Franklin Mutual European Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy Equipment & Services	$-	$-	$13,732,005		$13,732,005
Machinery	63,957,198	6,829,518	-		70,786,716
Road & Rail	-	-	20,410,257		20,410,257
All Other Equity Investments[b]	2,333,759,309	-	-		2,333,759,309
Short Term Investments	283,953,649	15,700,000	-		299,653,649
Total Investments in Securities	$2,681,670,156	$22,529,518	$34,142,262		$2,738,341,936

Other Financial Instruments
Futures Contracts	$2,915,098	$-	$-		$2,915,098
Forw ard Exchange Contracts	-	127,722,412	-		127,722,412
Total Other Financial Instruments	$2,915,098	$127,722,412	$-		$130,637,510

Liabilities:
Other Financial Instruments
Securities Sold Short	$16,832,594	$-	$-		$16,832,594
Futures Contracts	202,379	-	-		202,379
Forw ard Exchange Contracts	-	5,316,633	-		5,316,633
Total Other Financial Instruments	$17,034,973	$5,316,633	$-		$22,351,606

Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Banks	$153,047,140	$4,638,223	$-		$157,685,363
Diversified Financial Services	16,501,466	-	6,097,096		22,598,562
All Other Equity Investments[b]	226,668,668	-	-		226,668,668
Companies in Liquidation	-	1,096,962	-	c	1,096,962
Short Term Investments	29,797,010	200,000	-		29,997,010
Total Investments in Securities	$426,014,284	$5,935,185	$6,097,096		$438,046,565

Other Financial Instruments
Futures Contracts	$169,719	$-	$-		$169,719
Forw ard Exchange Contracts	-	10,807,289	-		10,807,289
Total Other Financial Instruments	$169,719	$10,807,289	$-		$10,977,008

Liabilities:
Other Financial Instruments
Futures Contracts	$4,455	$-	$-		$4,455
Forw ard Exchange Contracts	-	511,055	-		511,055
Total Other Financial Instruments	$4,455	$511,055	$-		$515,510

Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$133,762,836	$-	$32,752,280		$166,515,116
Banks	3,739,490,780	82,290,059	-		3,821,780,839
Diversified Financial Services	-	-	7,935,124		7,935,124
Machinery	276,157,512	60,134,082	-		336,291,594
All Other Equity Investments[b]	18,417,274,103	-	-	c	18,417,274,103
Corporate Bonds, Notes and Senior Floating Rate Interests	-	815,164,858	-		815,164,858
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	272,823,400	-	c	272,823,400
Companies in Liquidation	131,885	83,026,578	-	c	83,158,463
Municipal Bonds	-	59,637,008	-		59,637,008
Short Term Investments	2,218,127,079	2,033,299	-		2,220,160,378
Total Investments in Securities	$24,784,944,195	$1,375,109,284	$40,687,404		$26,200,740,883

Other Financial Instruments
Futures Contracts	$10,397,562	$-	$-		$10,397,562
Forw ard Exchange Contracts	-	305,448,260	-		305,448,260
Total Other Financial Instruments	$10,397,562	$305,448,260	$-		$315,845,822

Liabilities:
Other Financial Instruments
Securities Sold Short	$154,220,349	$-	$-		$154,220,349
Futures Contracts	806,749	-	-		806,749
Forw ard Exchange Contracts	-	6,812,344	-		6,812,344
Total Other Financial Instruments	$155,027,098	$6,812,344	$-		$161,839,442

Franklin Mutual International Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Hotels, Restaurants & Leisure	$4,508,618	$84,312	$-		$4,592,930
Machinery	1,698,186	135,343	-		1,833,529
All Other Equity Investments[b]	95,413,142	-	-		95,413,142
Short Term Investments	3,499,700	800,000	-		4,299,700
Total Investments in Securities	$105,119,646	$1,019,655	$-		$106,139,301

Other Financial Instruments
Futures Contracts	$61,985	$-	$-		$61,985
Forw ard Exchange Contracts	-	2,418,201	-		2,418,201
Total Other Financial Instruments	$61,985	$2,418,201	$-		$2,480,186

Liabilities:
Other Financial Instruments
Futures Contracts	$5,088	$-	$-		$5,088
Forw ard Exchange Contracts	-	101,505	-		101,505
Total Other Financial Instruments	$5,088	$101,505	$-		$106,593

Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$17,241,384		$17,241,384
Communications Equipment	-	-	28,960,217		28,960,217
Media	392,084,757	1,317,471	-		393,402,228
All Other Equity Investments[b]	3,173,104,486	-	-	c	3,173,104,486
Corporate Bonds, Notes and Senior Floating Rate Interests	-	1,251,389,474	-		1,251,389,474
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	-	342,533,526	-	c	342,533,526
Companies in Liquidation	14,700,279	64,191,297	1,662,410		80,553,986
Asset-Backed Securities	-	27,734,128	-		27,734,128
Municipal Bonds	-	14,948,115	-		14,948,115
Short Term Investments	486,672,085	16,718,462	-		503,390,547
Total Investments in Securities	$4,066,561,607	$1,718,832,473	$47,864,011		$5,833,258,091

Other Financial Instruments
Futures Contracts	$2,274,877	$-	$-		$2,274,877
Forw ard Exchange Contracts	-	59,288,989	-		59,288,989
Total Other Financial Instruments	$2,274,877	$59,288,989	$-		$61,563,866

Liabilities:
Other Financial Instruments
Securities Sold Short	$49,575,196	$29,451,897	$-		$79,027,093
Futures Contracts	42,282	-	-		42,282
Forw ard Exchange Contracts	-	4,530,882	-		4,530,882
Total Other Financial Instruments	$49,617,478	$33,982,779	$-		$83,600,257

Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$58,237,372		$58,237,372
Banks	1,692,911,453	2,552,143	-		1,695,463,596
Machinery	239,269,247	43,401,355	-		282,670,602
All Other Equity Investments[b]	12,049,118,219	-	-	c	12,049,118,219
Corporate Bonds, Notes and Senior Floating Rate Interests	-	628,792,795	-		628,792,795
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	257,442,653	-	c	257,442,653
Companies in Liquidation	289,906	59,526,151	-	c	59,816,057
Municipal Bonds	-	39,806,533	-		39,806,533
Short Term Investments	1,377,153,982	944,179	-		1,378,098,161
Total Investments in Securities	$15,358,742,807	$1,032,465,809	$58,237,372		$16,449,445,988

Other Financial Instruments
Futures Contracts	$5,635,327	$-	$-		$5,635,327
Forw ard Exchange Contracts	-	90,664,963	-		90,664,963
Total Other Financial Instruments	$5,635,327	$90,664,963	$-		$96,300,290
Liabilities:
Other Financial Instruments
Securities Sold Short	$101,238,475	$-	$-		$101,238,475
Forw ard Exchange Contracts	-	6,916,039	-		6,916,039
Total Other Financial Instruments	$101,238,475	$6,916,039	$-		$108,154,514

aIncludes common, convertible preferred and preferred stocks as w ell as other equity investments. bFor detailed categories, see the accompanying Statement of Investments. cIncludes securities determined to have no value at March 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliations of assets for the three months ended March 31, 2015, are as follows:

									Net Change in
									Unrealized
									Appreciation
	Balance at			Transfers			Net Unrealized		(Depreciation) on
	Beginning of			Into (Out of)	Cost Basis	Net Realized Gain	Appreciation	Balance at End of	Assets Held at Period
	Period	Purchases	Sales	Level 3 Adjustments		(Loss)	(Depreciation)	Period	End
Franklin Mutual European Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy Equipment & Services	$22,886,675	$-	$-	$-	$-	$-	$(9,154,670)	$13,732,005	$(9,154,670)
Insurance	- b	-	-	-	(6,265)	(1,495,939)	1,502,204	-	-
Real Estate Management & Development	1,619,612	-	(1,924,237)	-	-	1,137,811	(833,186)	-	-
Road & Rail	18,528,986	-	-	-	-	-	1,881,271	20,410,257	1,881,271
Total	$43,035,273	$-	$(1,924,237)	$-	$(6,265)	$(358,128)	$(6,604,381)	$34,142,262	$(7,273,399)

Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Diversified Financial Services	$5,496,455	$-	$-	$-	$-	$-	$600,641	$6,097,096	$600,641
Insurance	- b	-	-	-	(2,914)	(695,872)	698,786	-	-
Total	$5,496,455	$-	$-	$-	$(2,914)	$(695,872)	$1,299,427	$6,097,096	$600,641

[a]Includes common, convertible preferred and preferred stocks as w ell as other equity investments.
[b]Includes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2015, are as follows:

	Fair Value at End				Impact to Fair Value if
Description	of Period	Valuation Technique	Unobservable Inputs	Amount/Range	Input Increases[a]
Franklin Mutual European Fund
Assets:
Investments in Securities:
Equity Investments:
			Discount for lack of
Road & Rail	$20,410,257	Market comparables	marketability	15%	Decrease[b]
All Other Investments[c]	13,732,005
Total	$34,142,262

Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[d]
		Discounted Cash Flow
Diversified Financial Services	$6,097,096	Model	Cost of equity	16%	Decrease[e]
			Long-term revenue grow th
			rate	6.2% - 27.6%	Increase[e]
			Adjusted EBITDA margin	7.0% - 19.6%	Increase[e]

aRepresents the directional change in the fair value of the Level 3 financial instruments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Represents a significant impact to fair value but not net assets.
c Includes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are also unobservable.
dIncludes preferred stocks.
eRepresents a significant impact to fair value and net assets.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date  May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date  May 27, 2015

By /s/ Robert G. Kubilis

Robert G. Kubilis

Chief Financial Officer and Chief Accounting Officer

Date  May 27, 2015